          As filed with the Securities and Exchange Commission on April 12, 2005

                                             1933 Act Registration No. 333-10805

                                            1940 Act Registration No. 811-07785
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 13 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 24 /X/

               Lincoln Life & Annuity Variable Annuity Account L
                           (Exact Name of Registrant)

                       Group Variable Annuity I, II & III

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Brian Burke, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/x/  on May 1, 2005, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on _____________________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
              Interests in a separate account under group flexible
                  payment deferred variable annuity contracts.

Lincoln Life & Annuity Variable Annuity Account L
Group Variable Annuity Contracts I, II, & III

Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnRetirement.com

Servicing Office:
Lincoln Life & Annuity Company of New York
P.O. Box 9737
Portland, ME 04104-5037
1-800-893-7168


This prospectus describes the group annuity contract and an individual certificate that is issued by Lincoln Life & Annuity Company of New York (LNY) , a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). They are primarily for use with nonqualified plans and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate account value, and as permitted by the plan, to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If a participant dies before the annuity commencement date, we will pay the beneficiary or plan a death benefit.

If the contractowner gives certain rights to plan participants, we issue active life certificates to them. Participants choose whether account value accumulates on a variable or a fixed (guaranteed) basis or both. If a participant allocates contributions to the fixed account, we guarantee principal and a minimum interest rate.

The available subaccounts, and the funds in which they invest, are listed below. The contractowner decides which of these subaccounts are available under the contract for participant allocations. For more information about the fund descriptions, policies and risks of the funds please refer to the Prospectuses for the funds.


AllianceBernstein Variable Products Series Fund (Class B)
     AllianceBernstein Growth Portfolio**
     AllianceBernstein Growth and Income Portfolio
   AllianceBernstein Global Technology Portfolio
     (formerly AllianceBernstein Technology)
American Century Variable Portfolios (Class I)
     Balanced Fund**

American Funds Insurance Series (Class 2)

     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

     American Funds International Fund
Baron Capital Funds Trust (Insurance Shares)
     Baron Capital Asset Fund
Delaware VIP Trust (Service Class)
     Delaware VIP REIT Series

     Delaware VIP Small Cap Value Series

     Delaware VIP Trend Series

Delaware VIP Trust (Standard Class)
     Delaware VIP Diversified Income Series
     Delaware VIP High Yield Series*
Dreyfus Variable Investment Fund (VIF)(Initial Class)
     Dreyfus Developing Leaders Portfolio**
     Dreyfus Stock Index Fund, Inc. (Initial Class)**

Fidelity (Reg. TM) Variable Insurance Products Portfolios (Initial Class)

     Fidelity (Reg. TM) Asset Manager Portfolio**

     Fidelity (Reg. TM) Equity Income Portfolio
     Fidelity (Reg. TM) Growth Portfolio
Fidelity (Reg. TM) Variable Insurance Products Portfolios
     (Service Class 2)
     Fidelity (Reg. TM) Contrafund (Reg. TM) Portfolio

Janus Aspen Series (Institutional Shares)

     Janus Aspen Worldwide Growth Portfolio**

Lincoln Variable Insurance Products Trust (Standard Class)
     Lincoln VIP Aggressive Growth Fund

     Lincoln VIP Bond Fund

     Lincoln VIP Capital Appreciation Fund

     Lincoln VIP Growth and Income Fund
     Lincoln VIP International Fund
     Lincoln VIP Managed Fund
     Lincoln VIP Social Awareness Fund
     Lincoln VIP Conservative Profile Fund*
     Lincoln VIP Moderate Profile Fund*
     Lincoln VIP Moderately Aggressive Profile Fund*
     Lincoln VIP Aggressive Profile Fund*
Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
     Mid-Cap Growth Portfolio
     Partners Portfolio**

Scudder Investment VIT Funds (Class A)

     Scudder VIT Equity 500 Index Fund
     Scudder VIT Small Cap Index Fund

T. Rowe Price International Series, Inc.

     T. Rowe Price International Stock Portfolio**

Funds noted with an asterisk (*) will be available on or about June 6, 2005.

**It is currently anticipated that during the first quarter of 2006, we will close and replace these investment options. See Investments of the VAA - Description of the funds for further information.



                                                                               1

This prospectus gives you information about the contracts and certificates that contractowners and participants should know before investing. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI terms are made part of this prospectus, and for a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, Servicing Office, P.O. Box 9737, Portland, ME 04104-5037 or call 1-800-893-7168. The SAI and other information about LNY and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2005


2

Table of Contents



Item                                                                                             Page
Special terms                                                                                     4
Expense tables                                                                                    5
Summary of common questions                                                                       8
Lincoln Life & Annuity Company of New York                                                        9
Fixed side of the contract                                                                       10
Variable annuity account (VAA)                                                                   10
Investments of the VAA                                                                           10
Charges and other deductions                                                                     15
 Surrender charge for GVA I and GVA II*                                                          16
The contracts                                                                                    18
 Purchase of the contracts                                                                       18
 Transfers on or before the annuity commencement date                                            19
 Death benefit before the annuity commencement date                                              21
 Withdrawals                                                                                     22
 Distribution of the contracts                                                                   23
 Annuity payouts                                                                                 24
Federal tax matters                                                                              25
Additional information                                                                           28
 Voting rights                                                                                   28
 Return privilege                                                                                28
 Other information                                                                               29
 Legal proceedings                                                                               29
Statement of Additional Information
Table of Contents for Lincoln Life & Annuity Company of New York Variable Annuity Account        30
  L
Appendix A - Condensed financial information                                                     A-1


                                                                               3

Special terms
In this prospectus, the following terms have the indicated meanings:

Account or variable annuity account (VAA) - The segregated investment account, Account L, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account value - At a given time before the annuity commencement date, the value of all accumulation units for a contract plus the value of the fixed side of the contract.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant - The person on whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.

Beneficiary - The person or entity designated by the participant to receive any death benefit paid if the participant dies before the annuity commencement date.

Contractowner - The party named on the group annuity contract (for example, an employer, a retirement plan trust, an association, or other entity allowed by law).

Contributions - Amounts paid into the contract.


Death benefit-Before the annuity commencement date, the amount payable to a designated beneficiary if a participant dies.


Lincoln New York (we, us, our) - Lincoln Life & Annuity Company of New York
(LNY).

Participant - An employee or other person affiliated with the contractowner on whose behalf we maintain an account.


Participant year - A 12-month period starting with the date we receive the first contribution on behalf of a participant and on each anniversary after that.


Plan - The retirement program that an employer offers to its employees for which a contract is used to accumulate funds.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.


4

Expense tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that contractowners or participants will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Contractowner/Participant Transaction Expenses for GVA I, II & III:

The maximum surrender charge (contingent deferred sales charge) (as a percentage of an account value withdrawn):


GVA I        GVA II        GVA III
-------      --------      --------
5%*          6%*           None

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and other deductions - Surrender charges.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual account fee (per participant): $25

Systematic withdrawal option fee: $30

The annual fee may be paid by an employer on behalf of participants. It is not charged during the annuity period. We may reduce or waive these charges in certain situations. See Charges and other deductions.

Account L separate account expenses for GVA I, II & III subaccounts (as a percentage of average daily net assets in the subaccounts):


Mortality and expense risk charge:        1.00%

For information concerning compensation paid for the sale of the contracts, see "Distribution of the contracts."


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2004. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.




                                                      Minimum        Maximum
                                                     ---------      --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):           0.26%          2.52%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):         0.26%          1.36%



* Nine of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2006.


The following table shows the expenses charged by each fund for the year ended
   December 31, 2004:

(as a percentage of each fund's average net assets):



                                                                 Management                    12b-1 Fees
                                                                Fees (before                   (before any
                                                                any waivers/                    waivers/
                                                               reimbursements)      +        reimbursements)
AllianceBernstein Growth Portfolio (Class B)                   0.75        %                 0.25        %
AllianceBernstein Growth and Income Portfolio (Class B)        0.55                          0.25
AllianceBernstein Global Technology Portfolio (Class B)        0.75                          0.25
American Century VP Balanced Fund                              0.90                          0.00
American Funds Global Growth Fund (Class 2) (1)                0.61                          0.25
American Funds Growth Fund (Class 2) (1)                       0.35                          0.25
American Funds Growth-Income Fund (Class 2) (1)                0.29                          0.25



                                                                        Other Expenses                Total Expenses
                                                                          (before any                   (before any
                                                                           waivers/                      waivers/
                                                               +        reimbursements)      =        reimbursements)
AllianceBernstein Growth Portfolio (Class B)                            0.13        %                 1.13        %
AllianceBernstein Growth and Income Portfolio (Class B)                 0.05                          0.85
AllianceBernstein Global Technology Portfolio (Class B)                 0.13                          1.13
American Century VP Balanced Fund                                       0.00                          0.90
American Funds Global Growth Fund (Class 2) (1)                         0.04                          0.90
American Funds Growth Fund (Class 2) (1)                                0.01                          0.61
American Funds Growth-Income Fund (Class 2) (1)                         0.02                          0.56



                                                                                 Total
                                                                 Total          Expenses
                                                               Contractua
                                                                   al          Contractua
                                                                waivers/           al
                                                               reimbursem
                                                                 ments         reimbursem
                                                                (if any)         ments)
AllianceBernstein Growth Portfolio (Class B)
AllianceBernstein Growth and Income Portfolio (Class B)
AllianceBernstein Global Technology Portfolio (Class B)
American Century VP Balanced Fund
American Funds Global Growth Fund (Class 2) (1)
American Funds Growth Fund (Class 2) (1)
American Funds Growth-Income Fund (Class 2) (1)


                                                                               5



                                                                            Management                    12b-1 Fees
                                                                           Fees (before                   (before any
                                                                           any waivers/                    waivers/
                                                                          reimbursements)      +        reimbursements)
American Funds International Fund (Class 2) (1)                           0.54        %                 0.25        %
Baron Capital Asset Fund (Insurance Shares)                               1.00                          0.25
Delaware VIP Diversified Income Series (Standard class) (2)               0.65                          0.00
Delaware VIP High Yield Series (Standard Class) (3) *                     0.65                          0.00
Delaware VIP Small Cap Value Series (Service class) (4)                   0.74                          0.30
Delaware VIP REIT Series (Service Class) (5)                              0.74                          0.30
Delaware VIP Trend Series (Service class) (6)                             0.74                          0.30
Dreyfus Stock Index Fund (Initial Class)                                  0.25                          0.00
Dreyfus VIF Developing Leaders Portfolio (Initial Class)                  0.75                          0.00
Fidelity (Reg. TM) VIP Asset ManagerPortfolio (Initial class) (7)         0.53                          0.00
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)         0.57                          0.25
Fidelity (Reg. TM) VIP Equity Income Portfolio (Initial class) (7)        0.47                          0.00
Fidelity (Reg. TM) VIP Growth Portfolio (Initial class) (7)               0.58                          0.00
Janus Aspen Worldwide Growth Portfolio (Institutional class)              0.60                          0.00
Lincoln VIP Aggressive Growth Fund (Standard class)                       0.74                          0.00
Lincoln VIP Bond Fund (Standard class)                                    0.36                          0.00
Lincoln VIP Capital Appreciation Fund (Standard class)                    0.74                          0.00
Lincoln VIP Growth and Income Fund (Standard class)                       0.33                          0.00
Lincoln VIP International Fund (Standard class)                           0.82                          0.00
Lincoln VIP Managed Fund (Standard class)                                 0.40                          0.00
Lincoln VIP Social Awareness Fund (Standard class)                        0.35                          0.00
Lincoln VIP Conservative Profile Fund (Standard Class) (8) *              0.25                          0.00
Lincoln VIP Moderate Profile Fund (Standard Class) (8) *                  0.25                          0.00
Lincoln VIP Moderately Aggressive Profile Fund (Standard Cl) (8) *        0.25                          0.00
Lincoln VIP Aggressive Profile Fund (Standard Class) (8) *                0.25                          0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.84                          0.00
Neuberger Berman AMT Partners Portfolio                                   0.83                          0.00
T. Rowe Price International Stock Portfolio                               1.05                          0.00
Scudder VIT Equity 500 Index Fund (Class A)                               0.20                          0.00
Scudder VIT Small Cap Index Fund (Class A) (9)                            0.35                          0.00



                                                                                   Other Expenses
                                                                                     (before any
                                                                                      waivers/
                                                                          +        reimbursements)      =
American Funds International Fund (Class 2) (1)                                    0.05        %
Baron Capital Asset Fund (Insurance Shares)                                        0.11
Delaware VIP Diversified Income Series (Standard class) (2)                        0.33
Delaware VIP High Yield Series (Standard Class) (3) *                              0.10
Delaware VIP Small Cap Value Series (Service class) (4)                            0.09
Delaware VIP REIT Series (Service Class) (5)                                       0.10
Delaware VIP Trend Series (Service class) (6)                                      0.10
Dreyfus Stock Index Fund (Initial Class)                                           0.01
Dreyfus VIF Developing Leaders Portfolio (Initial Class)                           0.04
Fidelity (Reg. TM) VIP Asset ManagerPortfolio (Initial class) (7)                  0.12
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)                  0.11
Fidelity (Reg. TM) VIP Equity Income Portfolio (Initial class) (7)                 0.11
Fidelity (Reg. TM) VIP Growth Portfolio (Initial class) (7)                        0.10
Janus Aspen Worldwide Growth Portfolio (Institutional class)                       0.03
Lincoln VIP Aggressive Growth Fund (Standard class)                                0.17
Lincoln VIP Bond Fund (Standard class)                                             0.06
Lincoln VIP Capital Appreciation Fund (Standard class)                             0.07
Lincoln VIP Growth and Income Fund (Standard class)                                0.04
Lincoln VIP International Fund (Standard class)                                    0.16
Lincoln VIP Managed Fund (Standard class)                                          0.09
Lincoln VIP Social Awareness Fund (Standard class)                                 0.06
Lincoln VIP Conservative Profile Fund (Standard Class) (8) *                       2.27
Lincoln VIP Moderate Profile Fund (Standard Class) (8) *                           1.55
Lincoln VIP Moderately Aggressive Profile Fund (Standard Cl) (8) *                 1.36
Lincoln VIP Aggressive Profile Fund (Standard Class) (8) *                         1.67
Neuberger Berman AMT Mid-Cap Growth Portfolio                                      0.08
Neuberger Berman AMT Partners Portfolio                                            0.08
T. Rowe Price International Stock Portfolio                                        0.00
Scudder VIT Equity 500 Index Fund (Class A)                                        0.09
Scudder VIT Small Cap Index Fund (Class A) (9)                                     0.13



                                                                                                    Total
                                                                          Total Expenses         Contractual
                                                                            (before any            waivers/
                                                                             waivers/           reimbursements
                                                                          reimbursements)          (if any)
American Funds International Fund (Class 2) (1)                           0.84        %
Baron Capital Asset Fund (Insurance Shares)                               1.36
Delaware VIP Diversified Income Series (Standard class) (2)               0.98                 -0.18        %
Delaware VIP High Yield Series (Standard Class) (3) *                     0.75
Delaware VIP Small Cap Value Series (Service class) (4)                   1.13                 -0.05
Delaware VIP REIT Series (Service Class) (5)                              1.14                 -0.05
Delaware VIP Trend Series (Service class) (6)                             1.14                 -0.05
Dreyfus Stock Index Fund (Initial Class)                                  0.26
Dreyfus VIF Developing Leaders Portfolio (Initial Class)                  0.79
Fidelity (Reg. TM) VIP Asset ManagerPortfolio (Initial class) (7)         0.65
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)         0.93
Fidelity (Reg. TM) VIP Equity Income Portfolio (Initial class) (7)        0.58
Fidelity (Reg. TM) VIP Growth Portfolio (Initial class) (7)               0.68
Janus Aspen Worldwide Growth Portfolio (Institutional class)              0.63
Lincoln VIP Aggressive Growth Fund (Standard class)                       0.91
Lincoln VIP Bond Fund (Standard class)                                    0.42
Lincoln VIP Capital Appreciation Fund (Standard class)                    0.81
Lincoln VIP Growth and Income Fund (Standard class)                       0.37
Lincoln VIP International Fund (Standard class)                           0.98
Lincoln VIP Managed Fund (Standard class)                                 0.49
Lincoln VIP Social Awareness Fund (Standard class)                        0.41
Lincoln VIP Conservative Profile Fund (Standard Class) (8) *              2.52                 -1.53
Lincoln VIP Moderate Profile Fund (Standard Class) (8) *                  1.80                 -0.74
Lincoln VIP Moderately Aggressive Profile Fund (Standard Cl) (8) *        1.61                 -0.47
Lincoln VIP Aggressive Profile Fund (Standard Class) (8) *                1.92                 -0.73
Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.92
Neuberger Berman AMT Partners Portfolio                                   0.91
T. Rowe Price International Stock Portfolio                               1.05
Scudder VIT Equity 500 Index Fund (Class A)                               0.29
Scudder VIT Small Cap Index Fund (Class A) (9)                            0.48                 -0.03



                                                                          Total Expenses
                                                                              (after
                                                                           Contractual
                                                                             waivers/
                                                                          reimbursements
                                                                                s)
American Funds International Fund (Class 2) (1)
Baron Capital Asset Fund (Insurance Shares)
Delaware VIP Diversified Income Series (Standard class) (2)               0.80        %
Delaware VIP High Yield Series (Standard Class) (3) *
Delaware VIP Small Cap Value Series (Service class) (4)                   1.08
Delaware VIP REIT Series (Service Class) (5)                              1.09
Delaware VIP Trend Series (Service class) (6)                             1.09
Dreyfus Stock Index Fund (Initial Class)
Dreyfus VIF Developing Leaders Portfolio (Initial Class)
Fidelity (Reg. TM) VIP Asset ManagerPortfolio (Initial class) (7)
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2) (7)
Fidelity (Reg. TM) VIP Equity Income Portfolio (Initial class) (7)
Fidelity (Reg. TM) VIP Growth Portfolio (Initial class) (7)
Janus Aspen Worldwide Growth Portfolio (Institutional class)
Lincoln VIP Aggressive Growth Fund (Standard class)
Lincoln VIP Bond Fund (Standard class)
Lincoln VIP Capital Appreciation Fund (Standard class)
Lincoln VIP Growth and Income Fund (Standard class)
Lincoln VIP International Fund (Standard class)
Lincoln VIP Managed Fund (Standard class)
Lincoln VIP Social Awareness Fund (Standard class)
Lincoln VIP Conservative Profile Fund (Standard Class) (8) *              0.99
Lincoln VIP Moderate Profile Fund (Standard Class) (8) *                  1.06
Lincoln VIP Moderately Aggressive Profile Fund (Standard Cl) (8) *        1.14
Lincoln VIP Aggressive Profile Fund (Standard Class) (8) *                1.19
Neuberger Berman AMT Mid-Cap Growth Portfolio
Neuberger Berman AMT Partners Portfolio
T. Rowe Price International Stock Portfolio
Scudder VIT Equity 500 Index Fund (Class A)
Scudder VIT Small Cap Index Fund (Class A) (9)                            0.45



*
    2005.

(1) The Series' investment adviser began voluntarily waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in the Series' Prospectus and in the audited financial statements in the Series' annual report.

(2) The investment advisor for the Delaware VIP Diversified Income Series is Delaware Management Company (DMC). Since inception through April 30, 2005, the advisor contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.98% for the fiscal year 2004. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.

(3) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2005, the advisor contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



6


(4) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its managaement fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(5) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any 12b1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exced 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(6) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with a fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% Asset Manager, 0.91% Contrafund and 0.57% Equity-Income.

(8) The Other Expenses are based on estimates for the current fiscal year. Other Expenses reflects the expenses of the underlying funds invested in by the Lincoln Profile Funds (Conservative 0.69%; Moderate 0.76%; Moderately Aggressive 0.84%; Aggressive 0.89%) as well as the expenses of the particular Profile Fund (Conservative 1.58%; Moderate 0.79%; Moderately Aggressive 0.52%; Aggressive 0.78%) Lincoln Life has contractually agreed to reimburse each Profile Fund to the extend that the Total Expenses (excluding underlying fund fees and expenses) exceed 0.30%. The Agreement will continue at least through September 1, 2006 and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund. Underlying fund fees and expenses are incurred indirectly by each Profile fund as a result of investment in shares of one or more underlying funds. These expenses are estimated based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to each Profile Fund. Each Profile Fund's expense ratio will vary based on the actual allocation to the underlying funds.

(9) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.45% for the A share class.



                                                                               7

EXAMPLES

This Example is intended to help contractowners or participants compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner/participant transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that contractowners or participants invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable period:



                  1 year        3 years        5 years        10 years
                 --------      ---------      ---------      ---------
      GVA I       $ 864         $ 1,608        $ 2,373        $3,925
     GVA II         965           1,712          2,481         4,156
    GVA III         359           1,091          1,845         3,827


2) If you do not surrender your contract at the end of the applicable time period:



                  1 year        3 years        5 years        10 years
                 --------      ---------      ---------      ---------
      GVA I       $ 357         $ 1,085        $ 1,836        $3,809
     GVA II         357           1,085          1,836         3,809
    GVA III         359           1,091          1,845         3,827


The expense tables reflect expenses of the VAA as well as the maximum fees and expenses of any of the funds. We provide these examples, which are unaudited, to show the direct and indirect costs and expenses of the contract.



Summary of common questions

What kind of contract is this? It is a group variable annuity contract between the contractowner and LNY. It may provide for a fixed annuity and/or a variable annuity. This prospectus describes the variable side of the contract. See The contracts. This prospectus provides a general description of the contract.


What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account - Description of the funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account - Description of the funds.

How do the contracts work? If we approve the application, we will send the contractowner a contract. When participants make contributions, they buy accumulation units. If the participant decides to receive retirement income payments, we convert accumulation units to annuity units. Retirement income payments will be based on the number of annuity units received and the value of each annuity unit on payout days. See - The contracts and Annuity payments.

What charges do I pay under the contract? If participants in GVA I or GVA II withdraw account value, a surrender charge applies of 0-5% of the gross withdrawal amount for all GVA I contracts and for GVA II contracts issued to plans subject to ERISA, depending on how many participation years the participant has been in the contract. For GVA II contracts issued to plans that are not subject to ERISA, a surrender charge of 6% applies regardless of the number of participation years. We may reduce or waive surrender charges in certain situations. See - Charges and other deductions - Surrender charge for GVA I and GVA II.

There is no surrender charge for GVA III.

We charge an annual administration charge of $25 per participant account. We will deduct any applicable premium tax from contributions or account value at the time the tax is incurred or at another time we choose.

We apply a charge to the daily net asset value of the VAA and those charges are:


Mortality and expense risk charge:        1.00%

8

The funds investment management fees, 12b-1 fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

What contributions are necessary, and how often? Contributions made on behalf of participants may be in any amount unless the contractowner or the plan has a minimum amount. See - The Contracts-contributions.


How will my annuity payouts be calculated? If a participant decides to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What happens if a participant dies before annuitizing? Depending upon the plan, the beneficiary may receive a death benefit and have options as to how the death benefit is paid. See The contracts - Death benefit.

May participants transfer account value between subaccounts, and between the VAA and the fixed account? Before the annuity commencement date, yes, subject to the terms of the plan. See - The contracts - Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.

May a participant withdraw account value? Yes, during the accumulation period, subject to contract requirements, to the restrictions of any plan, and to certain restrictions under GVA III. See - Charges and other deductions. Under GVA III, a participant may not transfer more than 20% of his or her fixed account holdings to the VAA each year, unless the participant intends to liquidate their fixed account value. Under GVA III, liquidation of the entire fixed account value must be over 5 annual installments. See - Fixed account withdrawal/transfer limits for GVA III. The contractowner must also approve participant withdrawals under Section 401(a) plans and plans subject to Title I of ERISA. Certain charges may apply. See - Charges and other deductions. A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revnue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20% withholding. See - Federal tax matters.


Do participant's get a free look at their certificates? A participant under a
Section 403(b) or 408 plan and certain non-qualified plans can cancel the active life certificate within ten days (in some states longer) of the date the participant receives the certificate. The participant needs to give notice to our servicing office. We will refund the participant's contributions less withdrawals, or for the variable side of the contract if greater, the participant's account balance on the day we receive the written notice. See - Return privilege.

Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values.


Investment results

The VAA advertises the annual performance of the subaccounts for the funds on both a standardized and non-standardized basis. The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all contractowner accounts.

The nonstandardized calculation compares changes in accumulation unit values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in accumulation unit values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.


Financial statements

The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-893-7168.




Lincoln Life & Annuity Company of New York
Lincoln New York is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to policy owners under the policies.



                                                                               9

Fixed side of the contract
The portion of the account value allocated to the fixed side of the contract becomes part of our general account, and does not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and have not registered the general account as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


Contributions allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3%. A contribution allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all participant data is complete. LNY may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3% WILL BE DECLARED.


Under GVA III, special limits apply to transfers and withdrawals from the fixed account. See - Charges and other deductions-Fixed account withdrawal/transfer limits for GVA III.



Variable annuity account (VAA)
On July 24, 1996, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or LNY. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LNY. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.



Investments of the VAA
The contractowner decides which of the subaccount(s) available under the contract will be available for participant allocations. There is a separate subaccount which corresponds to each fund. Participant allocations may change without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers


As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Administrative, Marketing and Support Service Fees

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.27%, and as of the date of this prospectus, we were receiving compensation from each fund family. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affilitiates amounts to participate in sales meetings.



10


The American Funds, Baron, Delaware and Fidelity Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.30% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.


We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

We currently anticipate closing and replacing the following funds during the first quarter of 2006:
AllianceBerstein VP Growth Portfolio (Class B) with AllianceBernstein VP Growth and Income Portfolio (Class B); American Century VP Balanced Fund (Class I) with Lincoln VIP Managed Fund (Standard Class); Dreyfus Stock Index Fund, Inc. with Scudder VIT Equity 500 Index Fund (Class A); Dreyfus VIF Developing Leaders Portfolio (Initial Class) with Scudder VIT Small Cap Index Fund (Class
A); Fidelity VIP Asset Manager Portfolio (Initial Class) with Lincoln VIP Managed Fund (Standard Class); Janus Aspen Worldwide Growth Portfolio (Institutional Class) with Scudder VIT Equity 500 Index Fund (Class A); Neuberger Berman AMT Partners Portfolio with AllianceBernstein VP Growth and Income Portfolio (Class B); T. Rowe Price International Stock Portfolio with Lincoln VIP International Fund (Standard Class).


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectuses for the funds, which are distributed with this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.




 FUND NAME                       FUND DESCRIPTION                    MANAGER
AllianceBernstein               Capital Appreciation                Alliance Capital
Growth Portfolio                                                    Management, L.P.
 AllianceBernstein               Growth and income                   Alliance Capital
Growth and Income                                                   Management, L.P.
Portfolio
AllianceBernstein Global        Maximum Capital Appreciation        Alliance Capital
Technology Portfolio                                                Management, L.P.
 American Century VP             Growth and Income                   American Century
Balanced Fund                                                       Investment
                                                                    Management, Inc.
American Funds Global           Long-term Growth                    Capital Research and
Growth Fund                                                         Management Company


                                                                              11



 FUND NAME                             FUND DESCRIPTION                       MANAGER
American Funds Growth                 Long-term Growth                       Capital Research and
Fund                                                                         Management Company
 American Funds                        Growth and income                      Capital Research and
Growth-Income Fund                                                           Management Company
American Funds                        Long-term growth                       Capital Research and
International Fund                                                           Management Company
 Baron Capital Asset                   Maximum capital appreciation           BAMCO, Inc.
Fund
Delaware VIP                          Total Return                           Delaware Management
Diversified Income                                                           Company
Series
 Delaware VIP High Yield               Capital appreciation                   Delaware Management
Series                                                                       Company
Delaware VIP REIT                     Total return                           Delaware Management
Series                                                                       Company
 Delaware VIP Small Cap                Capital appreciation                   Delaware Management
Value Series                                                                 Company.
Delaware VIP Trend                    Capital Appreciation                   Delaware Management
Series                                                                       Company
 Dreyfus Stock Index                   Capital Appreciation                   Dreyfus Corporation
Fund, Inc.
Dreyfus VIF Developing                Capital Appreciation                   Dreyfus Corporation
Leaders Portfolio
 Fidelity (Reg. TM) VIP Asset          High total return                      Fidelity Management
Manager Portfolio                                                            and Research Company,
                                                                             assist with foreign
                                                                             investments: FMR U.K.;
                                                                             FMR Far East; FIMM
Fidelity (Reg. TM) VIP                Long-term capital appreciation.        Fidelity Management
Contrafund (Reg. TM) Portfolio                                               and Research Company,
                                                                             assist with foreign
                                                                             investments: FMR U.K.;
                                                                             FMR Far East
 Fidelity (Reg. TM) VIP Equity         Reasonable income                      Fidelity Management
Income Portfolio                                                             and Research Company
Fidelity (Reg. TM) VIP Growth         Capital appreciation                   Fidelity Management
Portfolio                                                                    and Research Company,
                                                                             assist with foreign
                                                                             investments: FMR U.K.;
                                                                             FMR Far East


12



 FUND NAME                      FUND DESCRIPTION                     MANAGER
Janus Aspen Worldwide          Long-term growth                     Janus Capital
Growth Portfolio                                                    Management LLC
 Lincoln VIP Aggressive         Maximum capital appreciation         Delaware Management
Growth Fund                                                         Company Sub-advised
                                                                    by T. Rowe Price
                                                                    Associates, Inc.
Lincoln VIP Bond Fund          Current income                       Delaware Management
                                                                    Company
 Lincoln VIP Capital            Long-term growth                     Delaware Management
Appreciation Fund                                                   Company Sub-advised
                                                                    by Janus Capital
                                                                    Management LLC
Lincoln VIP Growth &           Capital appreciation                 Delaware Management
Income Fund                                                         Company
 Lincoln VIP                    Capital appreciation                 Delaware Management
International Fund                                                  Company Sub-advised
                                                                    by Mondrian
                                                                    Investment Partners
                                                                    Limited
Lincoln VIP Managed            Total return                         Delaware Management
Fund                                                                Company
 Lincoln VIP Social             Capital appreciation                 Delaware Management
Awareness Fund                                                      Company
Lincoln VIP                    Current income                       Delaware Management
Conservative Profile                                                Company Sub-advised
Fund                                                                by Wilshire Associates
                                                                    Inc.
 Lincoln VIP Moderate           Total return                         Delaware Management
Profile Fund                                                        Company Sub-advised
                                                                    by Wilshire Associates
                                                                    Inc.
Lincoln VIP Moderately         Growth and income                    Delaware Management
Aggressive Profile Fund                                             Company Sub-advised
                                                                    by Wilshire Associates
                                                                    Inc.
 Lincoln VIP Aggressive         Capital appreciation                 Delaware Management
Profile Fund                                                        Company Sub-advised
                                                                    by Wilshire Associates
                                                                    Inc.
Neuberger Berman AMT           Capital appreciation                 Neuberger Berman
Mid-Cap Growth                                                      Management, Inc.
Portfolio


                                                                              13



 FUND NAME                      FUND DESCRIPTION             MANAGER
Neuberger Berman AMT           Capital appreciation         Neuberger Berman
Partners Portfolio                                          Management, Inc.
 Scudder VIT Equity 500         Capital Appreciation         Deutsche Asset
Index Fund                                                  Management, Inc.,sub-
                                                            advised by Northern
                                                            Trust Investments, Inc.
Scudder VIT Small Cap          Capital Appreciation         Deutsche Asset
Index Fund                                                  Management, Inc.,
                                                            sub-advised by
                                                            Northern Trust
                                                            Investments, Inc.
 T. Rowe Price                  Long-term growth             T. Rowe Price
International Stock                                         International, Inc.
Portfolio                                                   subadvised by: Price
                                                            Fleming offices in
                                                            London, Tokyo,
                                                            Singapore, Hong Kong,
                                                            Buenos Aires & Paris


Fund shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of dividends and capital gain distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners or participants as additional units, but are reflected as changes in unit values.


Addition, deletion or substitution of investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds only for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which


14

sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if an investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.

We may also:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without the necessary approval by the SEC. We will also provide you written notice.



Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, systematic transfer, account sweep and portfolio rebalancing services - See Additional services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Annual contract fee

During the accumulation period, we currently deduct $25 (or the balance of the participant's account, if less) per year from each participant's account value on the last business day of the month in which a participant anniversary occurs, to compensate us for administrative services provided. We also deduct the charge from a participant's account if the participant's account is totally withdrawn. The charge may be increased or decreased.


                                                                              15

Surrender charge for GVA I and GVA II*

Under GVA I and GVA II, a surrender charge applies (except as described below) to total or partial withdrawals of a participant's account balance during the accumulation period as follows:


                                               GVA II         GVA II
During Participation Year         GVA I         ERISA        Non-ERISA
---------------------------      -------      --------      ----------
  1-6 .....................        5%           5%              6%
  7 .......................        4%           4%              6%
  8 .......................        3%           3%              6%
  9 .......................        2%           2%              6%
  10 ......................        1%           1%              6%
  11 and later ............        0%           0%              6%

* There is no surrender charge taken on withdrawals from GVA III.


The surrender charge is imposed on the gross withdrawal amount, and is deducted from the subaccounts and the fixed account in proportion to the amount withdrawn from each. We do not impose a surrender charge on death benefits, or on acount balances converted to an annuity payout option. For any participant, the surrender charge will never exceed 8.5% of the cumulative contributions to the participant's account.


Fixed account withdrawal/transfer limits for GVA III

GVA III has no surrender charges, but under GVA III, special limits apply to withdrawals and transfers from the fixed account. During any one calendar year a participant may make one withdrawal from the fixed account, OR one transfer to the VAA from the fixed account, of up to 20% of their fixed account balance.


Participants who want to liquidate their entire fixed account balance or transfer it to the VAA, however, may make one withdrawal or transfer request from their fixed account in each of five consecutive calendar years according to the following percentages:


                                     Percentage of Fixed
                                      Account Available
Year Request Received by LNY            Under GVA III
------------------------------      --------------------
  1 ..........................                 20%
  2 ..........................                 25%
  3 ..........................              33.33%
  4 ..........................                 50%
  5 ..........................                100%

Each consecutive withdrawal or transfer may not be made more frequently than twelve months apart. This liquidation schedule is also subject to the same conditions as other withdrawals and transfers. We reserve the right to prohibit any additional contributions by a participant that notifies us of their intention to liquidate their fixed account balance and stop contributions to the contract.


Waiver of surrender charges and fixed account withdrawal/transfer limits

Under certain conditions, a participant may withdraw part or all of his or her fixed account balance without incurring a surrender charge under GVA I or GVA II, or without being subject to the fixed account withdrawal/transfer limits under GVA III. We must receive reasonable proof of the condition with the withdrawal request. The chart below shows the standard conditions provided by GVA I, GVA II, and GVA III, as well as optional conditions the contractowner may or may not make available under the contracts:



               Standard conditions
               -------------------------------------------------------------------
GVA I          o the participant has attained age 591/2
               o the participant has died
               o the participant has incurred a disability (as defined under the contract)
               o the participant has separated from service with their employer
               -------------------------------------------------------------------
 GVA II        o the participant has attained age 591/2
               o the participant has died
               o the participant has incurred a disability (as defined under the contract)



               Optional conditions
               -----------------------------------------------------------------
GVA I          o the participant has separated from service with their employer and is at least 55 years of age
               o the participant is experiencing financial hardship


               -----------------------------------------------------------------
 GVA II        o the participant has separated from service with their employer
               o the participant is experiencing financial hardship



16



                Standard conditions
                -------------------------------------------------------------------
                o the participant has separated from service with their employer and is at least 55 years of age
                -------------------------------------------------------------------
 GVA III        o the participant has attained age 591/2
                o the participant has died
                o the participant has incurred a disability (as defined under the contract)
                o the participant has separated from service with their employer
                o the participant is experiencing financial hardship*



                Optional conditions
                -----------------------------------------------------------------

                -----------------------------------------------------------------
 GVA III        o the participant has separated from service with their employer and is at least 55 years of age






* A GVA III contractowner has the option not to include the financial hardship condition.


Under GVA I and GVA II, a contractowner may also elect an optional contract provision that permits participants to make a withdrawal once each contract year of up to 20% of the participant's account balance without a surrender charge.

A contractowner choosing one or more of the optional provisions may receive a different declared interest rate on the fixed account than will holders of contract without these provisions.


Deductions from the VAA for GVA I, II & III for assumption of mortality and expense risks

Account L separate account expenses for GVA I, II & III subaccounts (as a percentage of average daily net assets in the subaccounts):


Mortality and expense risk charge:        1.00%

This maximum level of mortality and expense risk charge is guaranteed not to increase. It is assessed during the accumulation period and during the annuity period, even though during the annuity period, we bear no mortality risk on annuity options that do not have life contingencies.

If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for the administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.


Special arrangements


The surrender and account charges, described previously may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where LNY's administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number of certain characteristics of participants, or the amount or frequency of contributions anticipated; or other support provided by the contractowner or the plan. In addition, the group contractowner or the plan may pay the annual administration charge on behalf of the participants under a contract or by election impose this charge only on particpants with account balances in the VAA . LNY will enhance the fixed interest crediting rate and reduce or eliminate fees, charges, or rates in accordance with LNY's eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. LNY may, from time to time, modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including participants under other contracts issued through the VAA.


Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation.

The contractowner and participant should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges, and rates applicable to a particular contract will be stated in that contract.


Deductions for premium taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the account value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%. Currently, there is no premium tax imposed for New York residents.



                                                                              17

Other charges and deductions

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.



The contracts

Purchase of the contracts
A prospective contractowner wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the contractowner through its sales representative. For plans that have allocated rights to the participant, we will issue to each participant a separate active life certificate that describes the basic provisions of the contract.


Initial contributions

When we receive a complete enrollment form and all other information necessary for processing a contribution, we will price the initial contribution for a participant to his or her account no later than two business days after we receive the contribution. If we receive contribution amounts with incomplete or no allocation instructions, we will notify the contractowner and direct contribution amounts to the pending allocation account. The pending allocation account invests in Fidelity (Reg. TM) VIP Money Market Portfolio, which is not available as an investment option under the contract. We do not impose the mortality and expense risk charge or the annual administration charge on the pending allocation account.

The participant's participation date will be the date we deposited the participant's contribution into the pending allocation account.

We will transfer the account value from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two valuation dates of receipt of such instructions, and allocate all future contributions in accordance with these percentages until we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund account value in the pending allocation account within 105 days of the initial contribution.

Participants may not allocate contributions to, make transfer to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.


Contributions

Contractowners generally forward contributions to us for investment. Depending on the plan, the contributions may consist of salary reduction contributions, employer contributions or post-tax contributions.

Contributions may accumulate on either a guaranteed or variable basis selected from those subaccounts made available by the contractowner.

Contributions made on behalf of participants may be in any amount unless there is a minimum amount set by the contractowner or plan. A contract may require the contractowner to contribute a minimum annual amount on behalf of all participants. Annual contributions under qualified plans may be subject to maximum limits imposed by the tax code. Annual contributions under non-qualified plans may be limited by the terms of the contract.

Subject to any restrictions imposed by the plan or the tax code, we will accept transfers from other contracts and qualified rollover contributions.

Contributions must be in U.S. funds, and all withdrawals and distributions under the contract will be in U.S. funds. If a bank or other financial institution does not honor the check or other payment method used for a contribution, we will treat the contribution as invalid. All allocation and subsequent transfers resulting from the invalid contributions will be reversed and the party responsible for the invalid contribution must reimburse us for any losses or expenses resulting from the invalid contribution.


Replacement of existing insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Participant surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


18

Valuation date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of contributions

The contractowner forwards contributions to us, specifying the amount being contributed on behalf of each participant and allocation information in accordance with our procedures. Contributions are placed into the VAA's subaccounts, each of which invests in shares of a fund, and/or the fixed account, according to written participant instructions and subject to the plan. The contribution allocation percentage to the subaccount's or the fixed account must be in any whole percent.

Upon allocation to a subaccount, contributions are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received by us if received before the end of the valuation date (normally, 4:00 p.m., New York time). If the contribution is placed at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Subject to the terms of the plan, a participant may change the allocation of contributions by notifying us in writing or by telephone in accordance with our published procedures. The change is effective for all contributions received concurrently with the allocation change form and for all future contributions, unless the participant specifies a later date. Changes in the allocation of future contributions have no effect on amounts a participant may have already contributed. Such amounts, however, may be transferred between subaccount and the fixed account pursuant to the requirements described in Transfers on or before the annuity commencement date. Allocation of employer contributions may be restricted by the applicable plan.


Valuation of accumulation units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period.

In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers on or before the annuity commencement date

Subject to the terms of a plan, a participant may transfer all or a portion of the participant's account balance from one subaccount to another, and between the VAA and the fixed account. Under GVA III transfers from the fixed account are subject to special limits. See - Fixed account withdrawals/transfer limits for GVA III.

A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer. We do not limit the number of transfers except as described under - Charges and other deductions-Fixed account withdrawal/transfer limits for GVA III.

A transfer request may be made to us using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the participant a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we


                                                                              19


reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date. If you determine that a transfer was made in error, you must notify us within 30 days of the confirmation date.


Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our servicing office.

Requests for transfers will be processed on the valuation date that they are placed in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request placed at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.


When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.


Market timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders. In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner via overnight mail service that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the calendar year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.



20


In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.



Transfers after the annuity commencement date

We do not permit transfers of a participant's account balance after the annuity commencement date.


Additional services

There are four additional services available to you: dollar-cost averaging, systematic transfer (GVA III only), account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the applicable election form.

Dollar-cost averaging allows you to transfer a designated amount from the fixed account into one or more subaccounts on a monthly basis for 1, 2 or 3 years.

The systematic transfer service allows you to fully liquidate your fixed account balance over four years and transfer the amounts into one or more of the subaccounts. This service is only available for GVA III participants.

The account sweep service allows you to keep a designated amount in one subaccount or the fixed account, and automatically transfer the excess to other subaccounts of your choice.

Portofolio rebalancing is an option that restores to a pre-determined level the percentage of account value allocated to each subaccount or the fixed account. The rebalancing may take place quarterly, semi-annually or annually.


Death benefit before the annuity commencement date

The payment of death benefits is governed by the applicable plan and the tax code. In addition, no payment of death benefits provided upon the death of the participant will be allowed that does not satisfy the requirements of code section 72(s) or section 401(a)(9) of the tax code. The participant may designate a beneficiary during the participant's lifetime and change the beneficiary by filing a written request with us. Each change of beneficiary revokes any previous designation.

If the participant dies before the annuity commencement date, the death benefit paid to the participant's designated beneficiary will be the greater of: (1) the net contributions; or (2) the participant's account balance less any outstanding loan (including principal due and accrued interest), provided that, if we are not notified of the participant's death within six months of such death, we pay the beneficiary the amount in (2).

We determine the value of the death benefit as of the date on which the death claim is approved for payment. This payment will occur when we receive (1) proof, satisfactory to us, of the death of the participant; (2) written authorization for payment; and (3) all required claim forms, fully completed.

If a death benefit is payable, the beneficiary may elect to receive payment of the death benefit either in the form of a lump sum settlement or an annuity payout, or as a combination of these two. If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. If no election is made within 60 days after we receive satisfactory notice of the participant's death, we will pay a lump sum settlement to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations governing payment of death benefits.

Under qualified contracts, if the beneficiary is someone other than the spouse of the deceased participant, the tax code provides that the beneficiary may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the participant's death. If a non-spousal beneficiary elects to receive payment in a single lump sum, the tax code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the participant's death.

If the beneficiary is the surviving spouse of the deceased participant, distributions generally are not required under the tax code to begin earlier than December 31st of the calendar year in which the participant would have attained age 70. If the surviving spouse


                                                                              21

dies before the date distributions commence, then, for purposes of determining the date distributions to the beneficiary must commence, the date of death of the surviving spouse is substituted for the date of death of the participant.

Other rules apply to non-qualified annuities. See "Federal tax matters."

If there is no living named beneficiary on file with us at the time of a participant's death and unless the plan directs otherwise, we will pay the death benefit to the participant's estate in the form of a lump sum payment, upon receipt of satisfactory proof of the participant's death, but only if we receive proof of death no later than the end of the fourth calendar year following the year of the participant's death. In such case, the value of the death benefit will be determined as of the end of the valuation period during which we receive due proof of death, and the lump sum death benefit generally will be paid within seven days of that date.


Withdrawals

Before the annuity commencement date and subject to the terms of the plan, withdrawals may be made from the subaccounts or the fixed account of all or part of the participant's account balance remaining after deductions for any applicable (1) surrender charge; (2) annual administration charge (imposed on total withdrawals), (3) premium taxes, and (4) outstanding loan.

Converting all or part of the account balance or death benefit to an annuity payout is not considered a withdrawal.

Under GVA III, special limits apply to withdrawals from the fixed account. See "Charges and other deductions- Fixed account withdrawal/transfer limits for GVA III."


The account balance available for withdrawal is determined at the end of the valuation period during which we receive the written withdrawal request. If we receive a surrender or withdrawal request placed at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total participant account balance. Unless prohibited, withdrawal payments will be mailed within seven days after we receive a valid written request. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with withdrawals of account value. See "Charges and other deductions."

The tax consequences of a withdrawal are discussed later in this booklet. See "Federal tax matters."

Total withdrawals. Only participants with no outstanding loans can make a total withdrawal. A total withdrawal of a participant's account will occur when (a) the participant or contractowner requests the liquidation of the participant's entire account balance, or (b) the amount requested plus any surrender charge results in a remaining participant account balance of an amount less than or equal to the annual administration charge, in which case we treat the request as a request for liquidation of the participant's entire account balance.

Any active life certificate must be surrendered to us when a total withdrawal occurs. If the contractowner resumes contributions on behalf of a participant after a total withdrawal, the participant will receive a new participation date and active life certificate.

Partial withdrawals. A partial withdrawal of a participant's account balance will occur when less than a total withdrawal is made from a participant's account.


Systematic withdrawal option. Participants who are at least age 591/2, are separated from service from their employer, or are disabled, and certain spousal beneficiaries and alternate payees who are former spouses, may be eligible for a Systematic Withdrawal Option ("SWO") under the contract. Payments are made only from the fixed account. Under the SWO a participant may elect to withdraw either a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period, or a flat dollar amount withdrawn on a periodic basis. A participant must have a vested pre-tax account balance of at least $10,000 in the fixed account in order to select the SWO. A participant may transfer amounts from the VAA to the fixed account in order to support SWO payments. These transfers, however, are subject to the transfer restrictions imposed by any applicable plan. A one-time fee of up to $30 will be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, including applicable fees and charges, is available in the contracts and active life certificates and from us.

Required minimum distribution program Under certain contracts participants who are at least age 701/2 may ask us to calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10) or 408 of the tax code. The participant must complete the forms we require to elect this option. We will base our calculation solely on the participant's account value with us. Participants who select this option are responsible for determining the minimum distributions amount applicable to their non-LNY contracts.

Withdrawal restrictions. Withdrawals under Section 403(b) contracts are subject to the limitations under Section 403(b)(11) of the tax code and regulations thereof and in any applicable plan document. That section provides that withdrawals of salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988, can only be made if the participant has (1) died; (2) become disabled; (3) attained age 591/2;
(4) separated from service; or (5) incurred a hardship. If amounts



22

accumulated in a Section 403(b)(7) custodial account are deposited in a contract, these amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions under the contracts. For more information on these provisions see "Federal tax matters."

Withdrawal requests for a participant under Section 401(a) plans and plans subject to Title I of ERISA must be authorized by the contractowner on behalf of a participant. All withdrawal requests will require the contractowner's written authorization and written documentation specifying the portion of the participant's account balance which is available for distribution to the participant.

For withdrawal requests (other than transfers to other investment vehicles) by participants under plans not subject to Title I of ERISA and non-401(a) plans, the participant must certify to us that one of the permitted distribution events listed in the tax code has occurred (and provide supporting information, if requested) and that we may rely on this representation in granting the withdrawal request. See "Federal tax matters." A participant should consult his or her tax adviser as well as review the provisions of their plan before requesting a withdrawal. A plan and applicable law may contain additional withdrawal or transfer restrictions. Withdrawals may have Federal tax consequences. In addition, early withdrawals, as defined under Section 72(q) and 72(t) of the tax code, may be subject to a 10% excise tax.


Loans


If the plan permits loans, then during the participant's accumulation period, the participant may apply for a loan by completing a loan application that we provide. The participant's account balance in the fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Employee Retirement Income Security Act of 1974 (ERISA), and the participant's plan. For plans subject to the IRC and Title I of ERISA, the initial amount of a participant loan cannot exceed the lesser of 50% of the participant's vested account balance in the fixed account or $50,000 and, pursuant to the terms of the contract, must be at least $1,000. For plans subject to the IRC, but not subject to Title I of ERISA, a participant is subject to the same $50,000 maximum, but may borrow up to $10,000 of his or her vested account balance even if that would be greater than 50% of his or her vested account balance. A participant may have only one loan outstanding at a time and may not take more than one loan in any six-month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the contract and will accrue interest at a rate below the loan interest rate provided in the contract. More information about loan and loan interest rates is provided in the contract, the active life certificates, and the annuity loan agreement, and is also available from us.



Delay of payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.


We may delay payment from the fixed account for up to six months. During this period, we will continue to credit the current declared interest rate to a participant's account in the fixed account.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/ or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.



Amendment of contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).


Ownership


Contractowners have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Qualified contracts and active life certificates may not be assigned or transferred except as permitted by ERISA and on written notification to us. In addition, a participant, beneficiary, or annuitant may not, unless permitted by law, assign or encumber any payment due under the contract.


Distribution of the contracts

Lincoln Financial Advisors Corporation (LFA), an affiliate of ours, serves as principal underwriter for the contracts. LFA is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and is a member of NASD, Inc. We offer the contracts



                                                                              23


through LFA and LFA also pays commissions to our sales representatives (Lincoln Sales Representatives), who are also associated with LFA. We and LFA also may enter into selling agreements with and pay commissions to other broker-dealers (Selling Firms) for the sale of the contracts.

Compensation Paid to LFA. LFA, in addition to acting as principal underwriter, is also a member of the selling group. In its role as a member of the selling group, the maximum commission we pay to LFA for the sale of contracts is 3.50% of contributions. LFA may elect to receive a lower commission when a contribution is made along with a quarterly payment based on contributions for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFA is 1.18% of contributions. We also pay for the operating and other expenses of LFA, including the following sales expenses:
Sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. We pay commission to all Selling Firms. The maximum commission we pay to Selling Firms, other than LFA, is 3.50% of contributions. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms is 1.18% of contributions and ongoing annual compensation of up to 0.00% of annual contract sales.

Commission and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts.


Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-800-893-7168.


Annuity payouts


As permitted by the plan, the participant, or the beneficiary of a deceased participant, may elect to convert all or part of the participant's account balance or the death benefit to any annuity payout. The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the participant's account balance or the beneficiary's death benefit is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the participant or beneficiary the entire amount in a lump sum.


We may maintain variable annuity payouts in the VAA, or in another separate account of LNY (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an annuity payout option. The contract benefits and charges for an annuity payout option, whether maintained in the VAA or in a variable payout division, are as described in this prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a participant's variable annuity payout in a variable payout division, we will provide a prospectus for the variable payout division before the annuity commencement date.


Annuity options


Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if he or she dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.


Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner (or participant in an allocated contract).



24

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Non-Life Annuities. Annuity payouts are guaranteed monthly for the selected number of years. While there is no right to make any total or partial withdrawals during the annuity period, an annuitant or beneficiary who has selected this annuity option as a variable annuity may request at any time during the payout period that the present value of any remaining installments be paid in one lump sum. This lump sum payout will be treated as a total withdrawal during the accumulation period and may be subject to a surrender charge. See - Charges and other deductions and Federal tax matters.

General information
Under the options listed above, you may not make withdrawals. Other options may be made available by us. Annuity payout options are only available if consistent with the contract, the plan, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable annuity payments, including options that do not have a life contingency and therefore no mortality risk.

Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to the beneficiary as payouts become due.


Annuity payout calculation


Fixed annuity payouts are determined by dividing the participant's annuity conversion amount in the fixed account as of the initial annuity payout calculation date by the applicable annuity conversion factor (in the contract) for the annuity payout option selected.



Variable annuity payouts

Variable annuity payouts will be determined using:
 o The participant's annuity conversion amount in the VAA as of the innitial annuity payout calculation date;
 o The annuity conversion factor contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the retired life certificate with a specific number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of a specified percentage per year, as applied to the applicable mortality table. The amount of each annuity payout after the initial pay-out will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.



Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Qualified Retirement Plans

We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


                                                                              25

Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)

 o 403(b) plans (public school system and tax-exempt organization annuity plans)

 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We may issue a contract for use with other types of qualified plans in the future. We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.


Economic Growth and Tax Relief Reconciliation Act of 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. Applicable state law may permit different contribution limits or impose other limitations upon your IRAs or other qualified plans.


Tax deferral on earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.


Investments in the VAA must be diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Tax treatment of qualified contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.


26

 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax treatment of payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA income if certain conditions are satisfied.


Required minimum distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Lincoln SmartSecurity SM Advantage, or other benefit, if any, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Please contact your tax adviser regarding any tax ramifications.



Federal penalty taxes payable on distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 o received on or after the annuitant reaches 591/2,

 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Taxation of death benefits

We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your beneficiaries. If your spouse is your beneficiary, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse beneficiaries do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions.


Transfers and direct rollovers

As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


                                                                              27

Federal income tax withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Nonqualified Annuity Contracts

A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or 403(b) plan. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a tax advisor.


Our tax status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.




Additional information


Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.


The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the variable annuity account - Fund shares.



Return privilege

Participants under Sections 403(b), 408 and certain non-qualified plans will receive an active life certificate. Within the free-look period (ten days) after the participant receives the active life certificate, the participant may cancel it for any reason by giving us written notice. The postmark date of the notice is the date of notice for these purposes. An active life certificate canceled under this provision will be void. With respect to the fixed side of the contract, we will return the participant's contributions less withdrawals made on behalf of the participant. With respect to the VAA, we will return the greater of the participant's contributions less withdrawals made on behalf of the participant, or the participant's account balance in the VAA on the date we receive the written notice. No surrender charge applies.


28

State regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the servicing office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.


Other information


Contract deactivation. Under certain contracts, we may deactivate a contract by prohibiting new contributions and/or new participants after the date of deactivation. We will give the contractowner and participants at least ninety
(90) days notice of the deactivation date.


Legal proceedings

Lincoln New York is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln New York, the VAA or the Principal Underwriter.



                                                                              29

Statement of Additional Information
Table of Contents for Lincoln Life & Annuity Company of New York Variable Annuity Account L


Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Annuity payouts                                      B-2
Determination of accumulation and annuity unit
value                                                B-3
Advertising and sales literature                     B-3
Additional services                                  B-5
Other information                                    B-6
Financial statements                                 B-6

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
             Lincoln Life & Annuity Variable Annuity Account L for
                     Variable Annuity Contracts I, II & III











Please send me a free copy of the current Statement of Additional Information for: Lincoln Life & Annuity Variable Annuity Account L for Group Variable Annuity Contracts I, II & III.


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City --------------------------------------------------- State ---------
Zip ---------


Mail to Lincoln Life & Annuity Co. of New York, P. O. Box 9737, Portland, ME 04104.

30

Appendix A - Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the period ended December 31, 2004 comes from the VAA's financial statements. It should be read in conjunction with the VAA`s financial statements and notes which are all included in the SAI.




                                              1997            1998            1999
                                           ----------      ----------      ----------
AllianceBernstein Growth and Income**** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------
AllianceBernstein Growth Portfolio*** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------
AllianceBernstein Global Technology Portfolio*** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------
American Century VP Balanced Fund* Accumulation unit value
o Beginning of period ...............       $16.989         $18.551         $21.263
o End of period .....................        18.551          21.263          23.168
Number of accumulation units
o End of period (000's omitted) .....           439             510             502
--------------------------------------      -------         -------         -------
American Funds Global Growth Fund**** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------      -------         -------         -------
American Funds Growth Fund*** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------      -------         -------         -------
American Funds Growth-Income Fund**** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------      -------         -------         -------
American Funds International Fund*** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------      -------         -------         -------
Baron Capital Asset Fund** Accumulation unit value
o Beginning of period ...............                       $10.000         $13.217
o End of period .....................                        13.217          17.775
Number of accumulation units
o End of period (000's omitted) .....                            25             192
--------------------------------------      -------         -------         -------
Delaware VIP Diversified Income Series**** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------      -------         -------         -------
Delaware VIP REIT Series *** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------      -------         -------         -------



                                              2000            2001           2002           2003           2004
                                           ----------      ---------      ---------      ---------      ----------
AllianceBernstein Growth and Income**** Accumulation unit value
o Beginning of period ...............                                                                    $10.317
o End of period .....................                                                                     11.133
Number of accumulation units
o End of period (000's omitted) .....                                                                          5
--------------------------------------                                                                   -------
AllianceBernstein Growth Portfolio*** Accumulation unit value
o Beginning of period ...............       $10.000         $ 8.741        $ 6.607        $ 4.692        $ 6.258
o End of period .....................         8.741           6.607          4.692          6.258          7.096
Number of accumulation units
o End of period (000's omitted) .....             2              13             28             66            104
--------------------------------------      -------         -------        -------        -------        -------
AllianceBernstein Global Technology Portfolio*** Accumulation unit value
o Beginning of period ...............       $10.000         $ 7.093        $ 5.235        $ 3.016        $ 4.294
o End of period .....................         7.093           5.235          3.016          4.294          4.467
Number of accumulation units
o End of period (000's omitted) .....            21             110            146            337            282
--------------------------------------      -------         -------        -------        -------        -------
American Century VP Balanced Fund* Accumulation unit value
o Beginning of period ...............       $23.168         $22.330        $21.323        $19.093        $22.582
o End of period .....................        22.330          21.323         19.093         22.582         24.544
Number of accumulation units
o End of period (000's omitted) .....           495             481            454            465            483
--------------------------------------      -------         -------        -------        -------        -------
American Funds Global Growth Fund**** Accumulation unit value
o Beginning of period ...............                                                                    $10.215
o End of period .....................                                                                     11.311
Number of accumulation units
o End of period (000's omitted) .....                                                                         11
--------------------------------------      -------         -------        -------        -------        -------
American Funds Growth Fund*** Accumulation unit value
o Beginning of period ...............       $10.000         $ 8.991        $ 7.285        $ 5.449        $ 7.380
o End of period .....................         8.991           7.285          5.449          7.380          8.220
Number of accumulation units
o End of period (000's omitted) .....            44             288            415            693            849
--------------------------------------      -------         -------        -------        -------        -------
American Funds Growth-Income Fund**** Accumulation unit value
o Beginning of period ...............                                                                    $10.000
o End of period .....................                                                                     10.978
Number of accumulation units
o End of period (000's omitted) .....                                                                         31
--------------------------------------      -------         -------        -------        -------        -------
American Funds International Fund*** Accumulation unit value
o Beginning of period ...............       $10.000         $ 8.582        $ 6.807        $ 5.739        $ 7.662
o End of period .....................         8.582           6.807          5.739          7.662          9.051
Number of accumulation units
o End of period (000's omitted) .....             3              27             50             97            190
--------------------------------------      -------         -------        -------        -------        -------
Baron Capital Asset Fund** Accumulation unit value
o Beginning of period ...............       $17.775         $17.131        $19.053        $16.185        $20.834
o End of period .....................        17.131          19.053         16.185         20.834         25.915
Number of accumulation units
o End of period (000's omitted) .....           231             320            380            374            456
--------------------------------------      -------         -------        -------        -------        -------
Delaware VIP Diversified Income Series**** Accumulation unit value
o Beginning of period ...............                                                                    $10.208
o End of period .....................                                                                     10.935
Number of accumulation units
o End of period (000's omitted) .....                                                                          7
--------------------------------------      -------         -------        -------        -------        -------
Delaware VIP REIT Series *** Accumulation unit value
o Beginning of period ...............       $10.000         $10.568        $11.371        $11.750        $15.557
o End of period .....................        10.568          11.371         11.750         15.557         20.191
Number of accumulation units
o End of period (000's omitted) .....            32              74            222            278            425
--------------------------------------      -------         -------        -------        -------        -------


                                      A-1



                                              1997            1998            1999
                                           ----------      ----------      ----------
Delaware VIP Value Series**** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------
Delaware VIP Trend Series*** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------
Dreyfus Stock Index Fund* Accumulation unit value
o Beginning of period ...............       $24.091         $29.827         $37.861
o End of period .....................        29.827          37.861          45.208
Number of accumulation units
o End of period (000's omitted) .....           814           1,129           1,319
--------------------------------------      -------         -------         -------
Dreyfus VIF Developing Leaders Portfolio* Accumulation unit value
o Beginning of period ...............       $15.523         $17.632         $16.856
o End of period .....................        17.632          16.856          20.552
Number of accumulation units
o End of period (000's omitted) .....           966           1,187           1,081
--------------------------------------      -------         -------         -------
Fidelity (Reg. TM) VIP Asset Manager Portfolio* Accumulation unit value
o Beginning of period ...............       $17.769         $20.583         $23.445
o End of period .....................        20.583          23.445          25.787
Number of accumulation units
o End of period (000's omitted) .....         1,420           1,535           1,489
--------------------------------------      -------         -------         -------
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio*** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------      -------         -------         -------
Fidelity (Reg. TM) VIP Equity-Income Portfolio* Accumulation unit value
o Beginning of period ...............       $16.389         $19.985         $22.087
o End of period .....................        19.985          22.087          23.252
Number of accumulation units
o End of period (000's omitted) .....           889           1,176           1,172
--------------------------------------      -------         -------         -------
Fidelity (Reg. TM) VIP Growth Portfolio* Accumulation unit value
o Beginning of period ...............       $24.529         $28.328         $39.122
o End of period .....................        28.328          39.122          53.234
Number of accumulation units
o End of period (000's omitted) .....         1,819           2,095           2,439
--------------------------------------      -------         -------         -------
Fidelity VIP Money Market Portfolio (Pending Allocation Account*) Accumulation unit value
o Beginning of period ...............       $11.328         $11.894         $12.545
o End of period .....................        11.894          12.545          13.191
Number of accumulation units
o End of period (000's omitted) .....             2               3              11
--------------------------------------      -------         -------         -------
Janus Aspen Worldwide Growth Portfolio** Accumulation unit value
o Beginning of period ...............                       $10.000         $12.520
o End of period .....................                         12.52          20.385
Number of accumulation units
o End of period (000's omitted) .....                            25             470
--------------------------------------      -------         -------         -------
Lincoln VIP Aggressive Growth Fund** Accumulation unit value
o Beginning of period ...............                       $10.000         $12.455
o End of period .....................                        12.455          17.563
Number or accumulation units
o End of period (000's omitted) .....                             6             642
--------------------------------------      -------         -------         -------
Lincoln VIP Bond Fund**** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------      -------         -------         -------



                                              2000            2001           2002           2003           2004
                                           ----------      ---------      ---------      ---------      ----------
Delaware VIP Value Series**** Accumulation unit value
o Beginning of period ...............                                                                    $10.306
o End of period .....................                                                                     12.117
Number of accumulation units
o End of period (000's omitted) .....                                                                         48
--------------------------------------                                                                   -------
Delaware VIP Trend Series*** Accumulation unit value
o Beginning of period ...............       $10.000         $ 7.781        $ 6.513        $ 5.154        $ 6.879
o End of period .....................         7.781           6.513          5.154          6.879          7.649
Number of accumulation units
o End of period (000's omitted) .....            10              31             45             74            122
--------------------------------------      -------         -------        -------        -------        -------
Dreyfus Stock Index Fund* Accumulation unit value
o Beginning of period ...............       $45.208         $40.605        $35.304        $27.136        $34.487
o End of period .....................        40.605          35.304         27.136         34.487         37.777
Number of accumulation units
o End of period (000's omitted) .....         1,215           1,196          1,124          1,167          1,154
--------------------------------------      -------         -------        -------        -------        -------
Dreyfus VIF Developing Leaders Portfolio* Accumulation unit value
o Beginning of period ...............       $20.552         $23.056        $21.430        $17.159        $22.372
o End of period .....................        23.056          21.430         17.159         22.372         24.662
Number of accumulation units
o End of period (000's omitted) .....         1,182           1,146          1,081          1,106          1,061
--------------------------------------      -------         -------        -------        -------        -------
Fidelity (Reg. TM) VIP Asset Manager Portfolio* Accumulation unit value
o Beginning of period ...............       $25.787         $24.527        $23.289        $21.045        $24.581
o End of period .....................        24.527          23.289         21.045         24.581         25.668
Number of accumulation units
o End of period (000's omitted) .....         1,367           1,319          1,221          1,193          1,137
--------------------------------------      -------         -------        -------        -------        -------
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio*** Accumulation unit value
o Beginning of period ...............       $10.000         $ 9.412        $ 8.157        $ 7.300        $ 9.265
o End of period .....................         9.412           8.157          7.300          9.265         10.564
Number of accumulation units
o End of period (000's omitted) .....             6              30             86            187            220
--------------------------------------      -------         -------        -------        -------        -------
Fidelity (Reg. TM) VIP Equity-Income Portfolio* Accumulation unit value
o Beginning of period ...............       $23.252         $24.958        $23.485        $19.311        $24.917
o End of period .....................        24.958          23.485         19.311         24.917         27.514
Number of accumulation units
o End of period (000's omitted) .....         1,071           1,101          1,058          1,102          1,096
--------------------------------------      -------         -------        -------        -------        -------
Fidelity (Reg. TM) VIP Growth Portfolio* Accumulation unit value
o Beginning of period ...............       $53.234         $46.917        $38.252        $26.470        $34.815
o End of period .....................        46.917          38.252         26.470         34.815         35.633
Number of accumulation units
o End of period (000's omitted) .....         2,341           2,183          1,946          1,952          1,817
--------------------------------------      -------         -------        -------        -------        -------
Fidelity VIP Money Market Portfolio (Pending Allocation Account*) Accumulation unit value
o Beginning of period ...............       $13.191         $14.023        $14.608        $14.857        $15.005
o End of period .....................        14.023          14.608         14.857         15.005         15.186
Number of accumulation units
o End of period (000's omitted) .....             5               4              1              1              1
--------------------------------------      -------         -------        -------        -------        -------
Janus Aspen Worldwide Growth Portfolio** Accumulation unit value
o Beginning of period ...............       $20.385         $17.020        $13.070        $ 9.640        $11.833
o End of period .....................        17.020          13.070          9.640         11.833         12.276
Number of accumulation units
o End of period (000's omitted) .....           844             847            798            819            782
--------------------------------------      -------         -------        -------        -------        -------
Lincoln VIP Aggressive Growth Fund** Accumulation unit value
o Beginning of period ...............       $17.563         $16.920        $11.175        $ 7.720        $10.137
o End of period .....................        16.920          11.175          7.720         10.137         11.407
Number or accumulation units
o End of period (000's omitted) .....           968             908            882            943            947
--------------------------------------      -------         -------        -------        -------        -------
Lincoln VIP Bond Fund**** Accumulation unit value
o Beginning of period ...............                                                                    $10.014
o End of period .....................                                                                     10.551
Number of accumulation units
o End of period (000's omitted) .....                                                                         44
--------------------------------------      -------         -------        -------        -------        -------


                                      A-2



                                              1997            1998            1999
                                           ----------      ----------      ----------
Lincoln VIP Capital Appreciation Fund*** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------
Lincoln VIP Growth and Income Fund*** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------
Lincoln VIP International Fund**** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------
Lincoln VIP Managed Fund**** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------
Lincoln VIP Social Awareness Fund** Accumulation unit value
o Beginning of period ...............                       $10.000         $12.791
o End of period .....................                        12.791          14.618
Number of accumulation units
o End of period (000's omitted) .....                            14             206
--------------------------------------                      -------         -------
Neuberger Berman AMT Mid-Cap Growth Portfolio*** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------                      -------         -------
Neuberger Berman AMT Partners Portfolio**Accumulation unit value
o Beginning of period ...............                       $10.000         $11.861
o End of period .....................                        11.861          12.609
Number of accumulation units
o End of period (000's omitted) .....                            10              64
--------------------------------------                      -------         -------
Scudder VIT Equity 500 Index Fund**** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------                      -------         -------
Scudder VIT Small Cap Index Fund**** Accumulation unit value
o Beginning of period ...............
o End of period .....................
Number of accumulation units
o End of period (000's omitted) .....
--------------------------------------                      -------         -------
T. Rowe Price International Stock Portfolio* Accumulation unit value
o Beginning of period ...............       $12.108         $12.504         $14.342
o End of period .....................        12.504          14.342          18.931
Number of accumulation units
o End of period (000's omitted) .....           475             546             519
--------------------------------------      -------         -------         -------



                                              2000            2001            2002            2003           2004
                                           ----------      ----------      ----------      ---------      ---------
Lincoln VIP Capital Appreciation Fund*** Accumulation unit value
o Beginning of period ...............       $10.000         $ 8.243         $ 6.048         $ 4.374        $ 5.736
o End of period .....................         8.243           6.048           4.374           5.736          5.978
Number of accumulation units
o End of period (000's omitted) .....            10              49              81             112            141
--------------------------------------      -------         -------         -------         -------        -------
Lincoln VIP Growth and Income Fund*** Accumulation unit value
o Beginning of period ...............       $10.000         $ 9.050         $ 7.954         $ 6.138        $ 7.883
o End of period .....................         9.050           7.954           6.138           7.883          8.741
Number of accumulation units
o End of period (000's omitted) .....             8              44              91             170            230
--------------------------------------      -------         -------         -------         -------        -------
Lincoln VIP International Fund**** Accumulation unit value
o Beginning of period ...............                                                                      $10.591
o End of period .....................                                                                       12.255
Number of accumulation units
o End of period (000's omitted) .....                                                                           15
--------------------------------------      -------         -------         -------         -------        -------
Lincoln VIP Managed Fund**** Accumulation unit value
o Beginning of period ...............                                                                      $10.099
o End of period .....................                                                                       11.013
Number of accumulation units
o End of period (000's omitted) .....                                                                            6
--------------------------------------      -------         -------         -------         -------        -------
Lincoln VIP Social Awareness Fund** Accumulation unit value
o Beginning of period ...............       $14.618         $13.267         $11.884         $ 9.163        $11.963
o End of period .....................        13.267          11.884           9.163          11.963         13.348
Number of accumulation units
o End of period (000's omitted) .....           233             244             238             254            263
--------------------------------------      -------         -------         -------         -------        -------
Neuberger Berman AMT Mid-Cap Growth Portfolio*** Accumulation unit value
o Beginning of period ...............       $10.000         $ 7.674         $ 5.725         $ 4.005        $ 5.079
o End of period .....................         7.674           5.725           4.005           5.079          5.848
Number of accumulation units
o End of period (000's omitted) .....            13              26              45              98            103
--------------------------------------      -------         -------         -------         -------        -------
Neuberger Berman AMT Partners Portfolio**Accumulation unit value
o Beginning of period ...............       $12.609         $12.571         $12.094         $ 9.083        $12.148
o End of period .....................        12.571          12.094           9.083          12.148         14.309
Number of accumulation units
o End of period (000's omitted) .....            97             165             212             270            329
--------------------------------------      -------         -------         -------         -------        -------
Scudder VIT Equity 500 Index Fund**** Accumulation unit value
o Beginning of period ...............                                                                      $10.199
o End of period .....................                                                                       11.100
Number of accumulation units
o End of period (000's omitted) .....                                                                           21
--------------------------------------      -------         -------         -------         -------        -------
Scudder VIT Small Cap Index Fund**** Accumulation unit value
o Beginning of period ...............                                                                      $10.289
o End of period .....................                                                                       11.788
Number of accumulation units
o End of period (000's omitted) .....                                                                           19
--------------------------------------      -------         -------         -------         -------        -------
T. Rowe Price International Stock Portfolio* Accumulation unit value
o Beginning of period ...............       $18.931         $15.400         $11.859         $ 9.594        $12.397
o End of period .....................        15.400          11.859           9.594          12.397         13.965
Number of accumulation units
o End of period (000's omitted) .....           533             521             508             600            531
--------------------------------------      -------         -------         -------         -------        -------


* The Subaccount indicated commenced operations on January 31, 1997.

** The Subaccount indicated commenced operations on October 1, 1998.


*** The Subaccount indicated commenced operation on September 27, 2000.

**** The Subaccount indicated commenced operation on May 24, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Group Variable Annuity Contracts I, II, & III
Funded Through the SubAccounts of
Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York

Statement of Additional Information (SAI)

This SAI should be read in conjunction with the prospectus of the Group Variable Annuity Contracts (the ""Contracts""), dated May 1, 2005. You may obtain a copy of the prospectus to which this SAI relates without charge by writing to Lincoln Life & Annuity Company of New York, P.O. Box 9737, Portland, ME 04104-5037, by calling Lincoln New York at 1-800-893-7168., or by visiting www.LincolnRetirement.com.




Table of Contents




Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Annuity payouts                                      B-2
Determination of accumulation and annuity unit
value                                                B-3


Item                                                  Page
Advertising and sales literature                     B-3
Additional services                                  B-5
Other information                                    B-6
Financial statements                                 B-6


This SAI is not a prospectus.
The date of this SAI is May 1, 2005.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm
The financial statements of the VAA and the financial statements of Lincoln New York appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP, have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



Keeper of records


All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.




Principal underwriter

Lincoln Financial Advisors Corporation (LFA), an affiliate of ours, serves as principal underwriter for the contracts, as described in the prospectus. LFA is a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with LFA. We and LFA also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Lincoln Sales Representatives and sales representatives of Selling Firms are appointed as our insurance agents. LFA paid $1,808,088, $2,302,782, and $2,270,474 to Lincoln Sales Representatives and Selling Firms in 2002, 2003, and 2004, respectively, as sales compensation with respect to the contracts. LFA retained no underwriting commissions for the sale of the contracts.




Purchase of securities being offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and other deductions, any applicable account fee and/or surrender charge may be reduced or waived.


Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.




Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:

 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on an Individual Annuity Mortality Table on file with the New York Superintendent of Insurance, with an assumed investment return at the rate of 1%, 2%, 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at an arbitrary dollar amount. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The change in the accumulation unit value of the subaccount from one valuation period to the next, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of age, sex and survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Determination of accumulation and annuity unit value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.



Advertising and sales literature
As set forth in the prospectus, we may refer to the following indexes and organizations (and others) in our marketing materials:

A.M. Best's Rating System - is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which we intend to refer.

Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

EAFE Index - is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

FITCH - provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index - This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

Lehman Brothers Government Intermediate Bond Index - Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

Lipper Variable Insurance Products Performance Analysis Service - is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Merrill Lynch High Yield Master Index - This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

Moody's - insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morgan Stanley Emerging Markets Free Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley Pacific Basin (Ex-Japan) Index - An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

Morgan Stanley World Capital International World Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morningstar - is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Nareit Equity Reit Index - All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

NASDAQ-OTC Price Index - this index is based on the NASD Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of
100.00 on February 5, 1971.


Russell 1000 Index - Measures the performance of the 1,000 largest companies in the Russell 3000 Index. These 1,000 companies represent approximately 92% of the U.S. equity markets, as of June 2004.

Russell 2000 Index - Measures the performance of the 2,000 smallest companies in the Russell 3000 Index. These 2,000 companies represents the small cap segment of the U. S. equity market, approximately 6%, as of June 2004.

Russell 3000 Index - Russell 3000 (Reg. TM) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2004, the average firm's stock value in the index was $4.4 billion; the median was $822 million. The range of stock value was from $317.8 billion to $175.8 million.


Salomon Brothers 90 Day Treasury-Bill Index - Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Salomon Brothers World Government Bond (Non US) Index - A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Standard & Poor's insurance claims - paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Standard and Poor's Index (S&P 400) - Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.

Standard & Poor's 500 Index - A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

Standard and Poor's Utilities Index - The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

VARDS (Variable Annuity Research and Data Service) - provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

In our advertisements and other sales literature for the VAA and the funds, we intend to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations - These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet - An electronic communications network which may be used to provide information regarding Lincoln New York, performance of the subaccounts and advertisement literature.


Annuity Payout Illustrations. These will provide an initial benefit payment based in part on the annuitant, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a subaccount of the VAA.


Dollar-Cost Averaging Illustrations. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those subaccounts.



Additional services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side of the contract into the subaccounts over a period of 1, 2 or 3 years. The minimum amount to be dollar cost averaged is $10,000 for 1 year, and $25,000 for 2 years or 3 years. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss. GVA III fixed account restrictions may apply.

Systematic Transfer - The systematic transfer service is only available to GVA III participants. This service allows you to fully liquidate your fixed account balance over four years in five annual installments and transfer the amounts into one or more of the subaccounts. You may change the receiving subaccount allocation at any time. A distribution or a non-scheduled transfer from the fixed account may cancel the systematic transfer program prematurely. The program will also be cancelled prematurely if the fixed account balance falls to $0.

Account Sweep - The account sweep service allows you to keep a designated amount (the baseline amount) in one subaccount or the fixed account, and automatically transfer the excess to other variable subaccount(s) of your choice. The transfers may take place monthly, quarterly, semi-annually or annually. A $10,000 minimum balance in the holding account is required in order to begin this service. For account sweep to occur, the holding account balance must exceed the designated baseline amount by at least $50. You may change the receiving subaccount allocation at any time. Deposits to or distributions from the holding account will not adjust your baseline amount, but may affect the amount of money available to be transferred. A new account sweep program is required to change the designated baseline amount. GVA III fixed account restrictions may apply.

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount or the fixed account. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a quarterly, semi-annual or annual basis, as selected by the contractowner. You may choose to either rebalance within your designated investment accounts, or to rebalance your designated investment account based on your total account value within the group annuity contract. This second selection will move 100% of your balance based on your allocated percentages. For portfolio rebalancing to occur, the total transfer amount must be $50 or more. If this minimum transfer amount is not available, the transfer will not occur. You may change the designated investment accounts' allocations or percentages at any time. The portfolio rebalancing program will be cancelled prematurely if the selected rebalancing account balance falls to $0. GVA III fixed account restrictions may apply.


Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $116 billion and had consolidated revenues of $5.4 billion in 2004. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

Lincoln New York's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln New York serves. As of the date of this SAI, Lincoln New York was serving over 500 employers and more than 10,000 individuals.

Lincoln New York's assets, size. Lincoln New York may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2004 Lincoln New York had total assets of approximately $3.7 billion.


Sales literature may reference the Group Variable Annuity newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Group Variable Annuity.

Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.



Other information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial statements
Financial statements of the VAA and of Lincoln New York appear on the following pages.

Lincoln Life & Annuity Variable Annuity Account L

Statement of assets and liabilities

December 31, 2004

                                                                                                   Mortality &
                                                                                                   Expense
                                                        Contract                    Contract       Guarantee
                                                        Purchases                   Redemptions    Charges
                                                        Due from                    Due to         Payable to
                                                        Lincoln Life &              Lincoln Life & Lincoln Life &
                                                        Annuity                     Annuity        Annuity
                                                        Company of                  Company of     Company of
Subaccount                                  Investments New York       Total Assets New York       New York       Net Assets
-----------------------------------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class B            $    58,657    $    16     $    58,673      $   --         $    2     $    58,671
ABVPSF Growth Class B                           736,505        145         736,650          --             20         736,630
ABVPSF Technology Class B                     1,261,286        527       1,261,813          --             35       1,261,778
American Century VP Balanced                 11,855,226      2,096      11,857,322          --            324      11,856,998
American Funds Global Growth Class 2            129,626         33         129,659          --              4         129,655
American Funds Growth Class 2                 6,976,412      3,880       6,980,292          --            191       6,980,101
American Funds Growth-Income Class 2            338,831        205         339,036          --              9         339,027
American Funds International Class 2          1,722,392        470       1,722,862          --             47       1,722,815
Baron Capital Asset                          11,802,095      8,394      11,810,489          --            324      11,810,165
Delaware VIPT Diversified Income                 71,196         20          71,216          --              2          71,214
Delaware VIPT REIT Service Class              8,564,889     10,615       8,575,504          --            235       8,575,269
Delaware VIPT Small Cap Value Service Class     572,627      6,560         579,187          --             16         579,171
Delaware VIPT Trend Service Class               930,264        301         930,565          --             26         930,539
Dreyfus Developing Leaders                   26,171,173      2,665      26,173,838          --            719      26,173,119
Dreyfus Index                                43,602,171      2,264      43,604,435          --          1,196      43,603,239
Fidelity VIP Asset Manager                   29,174,427     10,589      29,185,016          --            799      29,184,217
Fidelity VIP Contrafund Service Class 2       2,327,323        401       2,327,724          --             64       2,327,660
Fidelity VIP Equity-Income                   30,160,168      6,846      30,167,014          --            827      30,166,187
Fidelity VIP Growth                          64,752,019      8,451      64,760,470          --          1,777      64,758,693
Fidelity VIP Money Market                        13,540         --          13,540       1,992             --          11,548
Janus Aspen Series Worldwide Growth           9,602,361        905       9,603,266          --            263       9,603,003
Lincoln VIPT Aggressive Growth               10,802,936        742      10,803,678          --            296      10,803,382
Lincoln VIPT Bond                               464,233         --         464,233          --             13         464,220
Lincoln VIPT Capital Appreciation               844,407      1,315         845,722          --             23         845,699
Lincoln VIPT Growth and Income                2,005,332      1,671       2,007,003          --             55       2,006,948
Lincoln VIPT International                      182,074         48         182,122          --              5         182,117
Lincoln VIPT Managed                             68,247          2          68,249          --              2          68,247
Lincoln VIPT Social Awareness                 3,508,812        965       3,509,777          --             96       3,509,681
NB AMT Mid-Cap Growth                           602,473        227         602,700          --             17         602,683
NB AMT Partners                               4,713,554        709       4,714,263          --            129       4,714,134
Scudder VIT Equity 500 Index                    237,931         37         237,968          --              7         237,961
Scudder VIT Small Cap Index                     228,851         83         228,934          --              6         228,928
T. Rowe Price International Stock             7,414,761         --       7,414,761       3,656            204       7,410,901


See accompanying notes.

Lincoln Life & Annuity Variable Annuity Account L

Statement of operations

Year Ended December 31, 2004


                                            Dividends
                                            from       Mortality and     Net           Net Realized
                                            Investment Expense           Investment    Gain (Loss) on
Subaccount                                  Income     Guarantee Charges Income (Loss) Investments
-----------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class B             $     --      $    (121)      $    (121)   $      (646)
ABVPSF Growth Class B                              --         (6,531)         (6,531)        37,590
ABVPSF Technology Class B                          --        (13,913)        (13,913)        52,260
American Century VP Balanced                  178,484       (111,024)         67,460        (27,241)
American Funds Global Growth Class 2               16           (430)           (414)             2
American Funds Growth Class 2                  11,181        (61,385)        (50,204)        73,854
American Funds Growth-Income Class 2            2,296         (1,090)          1,206          1,317
American Funds International Class 2           19,821        (13,809)          6,012         34,626
Baron Capital Asset                                --        (96,727)        (96,727)       948,061
Delaware VIPT Diversified Income                   --           (140)           (140)           166
Delaware VIPT REIT Service Class              103,763        (58,965)         44,798        169,025
Delaware VIPT Small Cap Value Service Class        --         (1,135)         (1,135)           210
Delaware VIPT Trend Service Class                  --         (7,941)         (7,941)        20,386
Dreyfus Developing Leaders                     49,975       (253,439)       (203,464)      (412,401)
Dreyfus Index                                 749,806       (413,805)        336,001        289,115
Fidelity VIP Asset Manager                    789,032       (290,255)        498,777       (344,803)
Fidelity VIP Contrafund Service Class 2         3,888        (19,970)        (16,082)       106,591
Fidelity VIP Equity-Income                    425,153       (281,701)        143,452        114,256
Fidelity VIP Growth                           174,625       (655,527)       (480,902)    (1,590,623)
Fidelity VIP Money Market                         215             --             215             --
Janus Aspen Series Worldwide Growth            96,469        (94,970)          1,499       (514,975)
Lincoln VIPT Aggressive Growth                     --        (98,994)        (98,994)      (424,904)
Lincoln VIPT Bond                              13,670         (1,096)         12,574           (463)
Lincoln VIPT Capital Appreciation                  --         (7,385)         (7,385)        17,944
Lincoln VIPT Growth and Income                 23,501        (16,838)          6,663         41,775
Lincoln VIPT International                      1,368           (289)          1,079            710
Lincoln VIPT Managed                            1,215           (192)          1,023              7
Lincoln VIPT Social Awareness                  30,873        (31,696)           (823)       (48,042)
NB AMT Mid-Cap Growth                              --         (6,034)         (6,034)        27,792
NB AMT Partners                                   465        (39,366)        (38,901)        52,709
Scudder VIT Equity 500 Index                       --           (629)           (629)            65
Scudder VIT Small Cap Index                        --           (773)           (773)           415
T. Rowe Price International Stock              76,236        (68,002)          8,234        219,476

See accompanying notes.

                                          Net Change in
        Dividends from                    Unrealized      Net Increase
        Net Realized   Total Net Realized Appreciation or in Net Assets
        Gain on        Gain (Loss) on     Depreciation on Resulting from
        Investments    Investments        Investments     Operations
        ----------------------------------------------------------------
           $     --       $      (646)      $    3,441      $    2,674
                 --            37,590           36,302          67,361
                 --            52,260           (8,147)         30,200
                 --           (27,241)         910,484         950,703
                 --                 2           13,438          13,026
                 --            73,854          675,420         699,070
                 --             1,317           23,319          25,842
                 --            34,626          179,113         219,751
                 --           948,061        1,362,285       2,213,619
                 --               166            2,206           2,232
            118,193           287,218        1,336,103       1,668,119
                 --               210           52,099          51,174
                 --            20,386           53,883          66,328
                 --          (412,401)       3,097,724       2,481,859
                 --           289,115        3,242,850       3,867,966
                 --          (344,803)       1,093,341       1,247,315
                 --           106,591          197,686         288,195
            101,564           215,820        2,499,601       2,858,873
                 --        (1,590,623)       3,505,884       1,434,359
                 --                --               --             215
                 --          (514,975)         847,716         334,240
                 --          (424,904)       1,735,458       1,211,560
                 --              (463)          (6,724)          5,387
                 --            17,944           25,366          35,925
                 --            41,775          144,971         193,409
                 --               710           12,932          14,721
                 --                 7            4,127           5,157
                 --           (48,042)         414,377         365,512
                 --            27,792           66,815          88,573
                 --            52,709          675,393         689,201
                 --                65           17,329          16,765
                 --               415           27,064          26,706
                 --           219,476          624,138         851,848

Lincoln Life & Annuity Variable Annuity Account L

Statement of changes in net assets

Years Ended December 31, 2003 and 2004

                                                                         ABVPSF Growth
                                                                         and Income    ABVPSF Growth ABVPSF Technology
                                                                         Class B       Class B       Class B
                                                                         Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                             $        --   $   132,359     $   441,078
Changes From Operations:
.. Net investment income (loss)                                                     --        (2,542)         (9,152)
.. Net realized gain (loss) on investments                                          --          (178)        (10,533)
.. Net change in unrealized appreciation on investments                             --        72,299         314,443
                                                                          -----------   -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               --        69,579         294,758
Changes From Unit Transactions:
.. Contract purchases                                                               --       395,115       1,888,514
.. Contract withdrawals                                                             --      (181,375)     (1,176,189)
                                                                          -----------   -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                      --       213,740         712,325
                                                                          -----------   -----------     -----------
TOTAL INCREASE IN NET ASSETS                                                       --       283,319       1,007,083
                                                                          -----------   -----------     -----------
NET ASSETS AT DECEMBER 31, 2003                                                    --       415,678       1,448,161
Changes From Operations:
.. Net investment income (loss)                                                   (121)       (6,531)        (13,913)
.. Net realized gain (loss) on investments                                        (646)       37,590          52,260
.. Net change in unrealized appreciation or depreciation on investments          3,441        36,302          (8,147)
                                                                          -----------   -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            2,674        67,361          30,200
Changes From Unit Transactions:
.. Contract purchases                                                           77,867       873,193       1,977,586
.. Contract withdrawals                                                        (21,870)     (619,602)     (2,194,169)
                                                                          -----------   -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  55,997       253,591        (216,583)
                                                                          -----------   -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        58,671       320,952        (186,383)
                                                                          -----------   -----------     -----------
NET ASSETS AT DECEMBER 31, 2004                                           $    58,671   $   736,630     $ 1,261,778
                                                                          ===========   ===========     ===========

                                                                         Dreyfus
                                                                         Developing                  Fidelity VIP
                                                                         Leaders       Dreyfus Index Asset Manager
                                                                         Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                             $18,551,287   $30,500,644     $25,691,907
Changes From Operations:
.. Net investment income (loss)                                               (202,254)      174,564         690,616
.. Net realized gain (loss) on investments                                    (533,450)     (406,631)       (545,637)
.. Net change in unrealized appreciation on investments                      6,413,886     8,690,404       4,102,096
                                                                          -----------   -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        5,678,182     8,458,337       4,247,075
Changes From Unit Transactions:
.. Contract purchases                                                        3,105,907     8,619,617       3,250,641
.. Contract withdrawals                                                     (2,600,384)   (7,332,041)     (3,862,037)
                                                                          -----------   -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                 505,523     1,287,576        (611,396)
                                                                          -----------   -----------     -----------
TOTAL INCREASE IN NET ASSETS                                                6,183,705     9,745,913       3,635,679
                                                                          -----------   -----------     -----------
NET ASSETS AT DECEMBER 31, 2003                                            24,734,992    40,246,557      29,327,586
                                                                          -----------   -----------     -----------
Changes From Operations:
.. Net investment income (loss)                                               (203,464)      336,001         498,777
.. Net realized gain (loss) on investments                                    (412,401)      289,115        (344,803)
.. Net change in unrealized appreciation or depreciation on investments      3,097,724     3,242,850       1,093,341
                                                                          -----------   -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        2,481,859     3,867,966       1,247,315
Changes From Unit Transactions:
.. Contract purchases                                                        3,764,898     7,733,319       2,889,441
.. Contract withdrawals                                                     (4,808,630)   (8,244,603)     (4,280,125)
                                                                          -----------   -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              (1,043,732)     (511,284)     (1,390,684)
                                                                          -----------   -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     1,438,127     3,356,682        (143,369)
                                                                          -----------   -----------     -----------
NET ASSETS AT DECEMBER 31, 2004                                           $26,173,119   $43,603,239     $29,184,217
                                                                          ===========   ===========     ===========

                                                                         American Century
                                                                         VP Balanced
                                                                         Subaccount
-------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $ 8,665,686
Changes From Operations:
.. Net investment income (loss)                                                  143,786
.. Net realized gain (loss) on investments                                      (174,813)
.. Net change in unrealized appreciation on investments                        1,630,320
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          1,599,293
Changes From Unit Transactions:
.. Contract purchases                                                          1,605,031
.. Contract withdrawals                                                       (1,362,080)
                                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                   242,951
                                                                            -----------
TOTAL INCREASE IN NET ASSETS                                                  1,842,244
                                                                            -----------
NET ASSETS AT DECEMBER 31, 2003                                              10,507,930
Changes From Operations:
.. Net investment income (loss)                                                   67,460
.. Net realized gain (loss) on investments                                       (27,241)
.. Net change in unrealized appreciation or depreciation on investments          910,484
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            950,703
Changes From Unit Transactions:
.. Contract purchases                                                          1,750,738
.. Contract withdrawals                                                       (1,352,373)
                                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                   398,365
                                                                            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,349,068
                                                                            -----------
NET ASSETS AT DECEMBER 31, 2004                                             $11,856,998
                                                                            ===========

                                                                         Fidelity VIP
                                                                         Contrafund Service
                                                                         Class 2
                                                                         Subaccount
-------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $   629,733
Changes From Operations:
.. Net investment income (loss)                                                   (9,063)
.. Net realized gain (loss) on investments                                         5,306
.. Net change in unrealized appreciation on investments                          317,092
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            313,335
Changes From Unit Transactions:
.. Contract purchases                                                            970,378
.. Contract withdrawals                                                         (183,882)
                                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                   786,496
                                                                            -----------
TOTAL INCREASE IN NET ASSETS                                                  1,099,831
                                                                            -----------
NET ASSETS AT DECEMBER 31, 2003                                               1,729,564
                                                                            -----------
Changes From Operations:
.. Net investment income (loss)                                                  (16,082)
.. Net realized gain (loss) on investments                                       106,591
.. Net change in unrealized appreciation or depreciation on investments          197,686
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            288,195
Changes From Unit Transactions:
.. Contract purchases                                                          1,072,820
.. Contract withdrawals                                                         (762,919)
                                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                   309,901
                                                                            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         598,096
                                                                            -----------
NET ASSETS AT DECEMBER 31, 2004                                             $ 2,327,660
                                                                            ===========

See accompanying notes.

American Funds American      American Funds American Funds                    Delaware VIPT   Delaware VIPT Delaware VIPT
Global Growth  Funds Growth  Growth-Income  International                     Diversified     REIT Service  Small Cap Value
Class 2        Class 2       Class 2        Class 2          Baron Capital    Income          Class         Service Class
Subaccount     Subaccount    Subaccount     Subaccount       Asset Subaccount Subaccount      Subaccount    Subaccount
----------------------------------------------------------------------------------------------------------------------------
 $        --   $  2,262,260    $      --      $    285,741     $ 6,155,127       $     --      $ 2,605,126    $       --
          --        (29,778)          --             2,920         (64,357)            --           40,841            --
          --        (53,345)          --           110,734         (60,777)            --           38,071            --
          --      1,144,531           --            70,130       1,732,589             --          843,230            --
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
          --      1,061,408           --           183,784       1,607,455             --          922,142            --
          --      2,577,811           --        10,977,893       1,571,513             --        1,717,004            --
          --       (790,313)          --       (10,703,434)     (1,551,401)            --         (912,455)           --
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------

          --      1,787,498           --           274,459          20,112             --          804,549            --
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
          --      2,848,906           --           458,243       1,627,567             --        1,726,691            --
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
          --      5,111,166           --           743,984       7,782,694             --        4,331,817            --
       (414)        (50,204)       1,206             6,012         (96,727)          (140)          44,798        (1,135)
           2         73,854        1,317            34,626         948,061            166          287,218           210
      13,438        675,420       23,319           179,113       1,362,285          2,206        1,336,103        52,099
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
      13,026        699,070       25,842           219,751       2,213,619          2,232        1,668,119        51,174
     116,938      2,613,072      373,138         3,096,487       9,697,929         79,208        4,672,237       531,452
       (309)     (1,443,207)     (59,953)       (2,337,407)     (7,884,077)       (10,226)      (2,096,904)       (3,455)
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------

     116,629      1,169,865      313,185           759,080       1,813,852         68,982        2,575,333       527,997
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
     129,655      1,868,935      339,027           978,831       4,027,471         71,214        4,243,452       579,171
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
 $   129,655   $  6,980,101    $ 339,027      $  1,722,815     $11,810,165       $ 71,214      $ 8,575,269    $  579,171
 ===========   ============    =========      ============     ===========       ========      ===========    ==========

                                            Janus Aspen      Lincoln VIPT                     Lincoln VIPT  Lincoln VIPT
Fidelity VIP   Fidelity VIP  Fidelity VIP   Series Worldwide Aggressive                       Capital       Growth and
Equity-Income  Growth        Money Market   Growth           Growth           Lincoln VIPT    Appreciation  Income
Subaccount     Subaccount    Subaccount     Subaccount       Subaccount       Bond Subaccount Subaccount    Subaccount
----------------------------------------------------------------------------------------------------------------------------
 $20,431,946   $ 51,508,329    $  16,205      $  7,688,882     $ 6,810,316       $     --      $   354,472    $  555,908
     167,968       (425,731)         143            10,068         (80,308)            --           (4,952)        3,560
   (429,095)     (1,470,157)          --          (475,050)       (399,132)            --           (7,453)       (1,756)
   6,300,462     17,975,435           --         2,252,725       2,674,272             --          151,335       250,734
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
   6,039,335     16,079,547          143         1,787,743       2,194,832             --          138,930       252,538
   4,527,065      6,867,092      109,772         1,443,323       1,462,069             --          317,411       746,133
 (3,545,494)     (6,486,508)    (104,338)       (1,234,053)       (908,646)            --         (165,708)     (211,997)
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------

     981,571        380,584        5,434           209,270         553,423             --          151,703       534,136
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
   7,020,906     16,460,131        5,577         1,997,013       2,748,255             --          290,633       786,674
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
  27,452,852     67,968,460       21,782         9,685,895       9,558,571             --          645,105     1,342,582
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
     143,452       (480,902)         215             1,499         (98,994)        12,574           (7,385)        6,663
     215,820     (1,590,623)          --          (514,975)       (424,904)          (463)          17,944        41,775
   2,499,601      3,505,884           --           847,716       1,735,458         (6,724)          25,366       144,971
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
   2,858,873      1,434,359          215           334,240       1,211,560          5,387           35,925       193,409
   3,716,821      5,936,694      280,032         1,364,369       1,382,178        478,109          445,525     1,059,871
 (3,862,359)    (10,580,820)    (290,481)       (1,781,501)     (1,348,927)       (19,276)        (280,856)     (588,914)
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
   (145,538)     (4,644,126)     (10,449)         (417,132)         33,251        458,833          164,669       470,957
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
   2,713,335     (3,209,767)     (10,234)          (82,892)      1,244,811        464,220          200,594       664,366
 -----------   ------------    ---------      ------------     -----------       --------      -----------    ----------
 $30,166,187   $ 64,758,693    $  11,548      $  9,603,003     $10,803,382       $464,220      $   845,699    $2,006,948
 ===========   ============    =========      ============     ===========       ========      ===========    ==========

American Funds Delaware VIPT
Global Growth  Trend Service
Class 2        Class
Subaccount     Subaccount
----------------------------
 $        --     $ 230,886
          --        (3,350)
          --        (2,185)
          --       101,718
 -----------     ---------
          --        96,183
          --       243,059
          --       (58,193)
 -----------     ---------

          --       184,866
 -----------     ---------
          --       281,049
 -----------     ---------
          --       511,935
       (414)        (7,941)
           2        20,386
      13,438        53,883
 -----------     ---------
      13,026        66,328
     116,938       816,756
       (309)      (464,480)
 -----------     ---------

     116,629       352,276
 -----------     ---------
     129,655       418,604
 -----------     ---------
 $   129,655     $ 930,539
 ===========     =========


Fidelity VIP   Lincoln VIPT
Equity-Income  International
Subaccount     Subaccount
----------------------------
 $20,431,946     $      --
     167,968            --
   (429,095)            --
   6,300,462            --
 -----------     ---------
   6,039,335            --
   4,527,065            --
 (3,545,494)            --
 -----------     ---------

     981,571            --
 -----------     ---------
   7,020,906            --
 -----------     ---------
  27,452,852            --
 -----------     ---------
     143,452         1,079
     215,820           710
   2,499,601        12,932
 -----------     ---------
   2,858,873        14,721
   3,716,821       187,643
 (3,862,359)       (20,247)
 -----------     ---------
   (145,538)       167,396
 -----------     ---------
   2,713,335       182,117
 -----------     ---------
 $30,166,187     $ 182,117
 ===========     =========

Lincoln Life & Annuity Variable Annuity Account L

Years Ended December 31, 2003 and 2004

                                                                                      Lincoln VIPT NB AMT
                                                                         Lincoln VIPT Social       Mid-Cap    NB AMT
                                                                         Managed      Awareness    Growth     Partners
                                                                         Subaccount   Subaccount   Subaccount Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                              $    --     $2,179,099  $ 181,161  $ 1,921,668
Changes From Operations:
.. Net investment income (loss)                                                  --         (2,478)    (3,415)     (24,196)
.. Net realized gain (loss) on investments                                       --        (86,125)    (3,568)     (69,071)
.. Net change in unrealized appreciation on investments                          --        766,125     94,320      804,600
                                                                           -------     ----------  ---------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            --        677,522     87,337      711,333
Changes From Unit Transactions:
.. Contract purchases                                                            --        382,045    315,273    1,151,980
.. Contract withdrawals                                                          --       (201,915)   (86,605)    (503,124)
                                                                           -------     ----------  ---------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                   --        180,130    228,668      648,856
                                                                           -------     ----------  ---------  -----------
TOTAL INCREASE IN NET ASSETS                                                    --        857,652    316,005    1,360,189
                                                                           -------     ----------  ---------  -----------
NET ASSETS AT DECEMBER 31, 2003                                                 --      3,036,751    497,166    3,281,857
Changes From Operations:
.. Net investment income (loss)                                               1,023           (823)    (6,034)     (38,901)
.. Net realized gain (loss) on investments                                        7        (48,042)    27,792       52,709
.. Net change in unrealized appreciation or depreciation on investments       4,127        414,377     66,815      675,393
                                                                           -------     ----------  ---------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         5,157        365,512     88,573      689,201
Changes From Unit Transactions:
.. Contract purchases                                                        69,479        426,283    331,564    1,829,430
.. Contract withdrawals                                                      (6,389)      (318,865)  (314,620)  (1,086,354)
                                                                           -------     ----------  ---------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                               63,090        107,418     16,944      743,076
                                                                           -------     ----------  ---------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     68,247        472,930    105,517    1,432,277
                                                                           -------     ----------  ---------  -----------
NET ASSETS AT DECEMBER 31, 2004                                            $68,247     $3,509,681  $ 602,683  $ 4,714,134
                                                                           =======     ==========  =========  ===========


See accompanying notes.

                     Scudder VIT Scudder VIT T. Rowe Price
                     Equity 500  Small Cap   International
                     Index       Index       Stock
                     Subaccount  Subaccount  Subaccount
                     -------------------------------------
                      $     --    $     --    $ 4,870,823
                            --          --         16,557
                            --          --         53,359
                            --          --      1,485,631
                      --------    --------    -----------
                            --          --      1,555,547
                            --          --      6,880,596
                            --          --     (5,862,600)
                      --------    --------    -----------

                            --          --      1,017,996
                      --------    --------    -----------
                            --          --      2,573,543
                      --------    --------    -----------
                            --          --      7,444,366
                          (629)       (773)         8,234
                            65         415        219,476
                        17,329      27,064        624,138
                      --------    --------    -----------
                        16,765      26,706        851,848
                       230,090     218,798      1,512,658
                        (8,894)    (16,576)    (2,397,971)
                      --------    --------    -----------

                       221,196     202,222       (885,313)
                      --------    --------    -----------
                       237,961     228,928        (33,465)
                      --------    --------    -----------
                      $237,961    $228,928    $ 7,410,901
                      ========    ========    ===========

Lincoln Life & Annuity Variable Annuity Account L

Notes to financial statements

1. Accounting Policies and Variable Account Information
The Variable Account: Lincoln Life & Annuity Variable Annuity Account L (Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of the Variable Account are owned by the Company. The Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which is invested in shares of thirty-three mutual funds (the Funds) of twelve diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund (ABVPSF):
   ABVPSF Growth and Income Class B Fund
   ABVPSF Growth Class B Fund
   ABVPSF Technology Class B Fund

American Century Variable Portfolios, Inc. (American Century VP):
   American Century VP Balanced Portfolio

American Funds Insurance Series (American Funds):
   American Funds Global Growth Class 2 Fund
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Class 2 Fund
   American Funds International Class 2 Fund

Baron Capital Funds Trust (Baron Capital):
   Baron Capital Asset Fund

Delaware VIP Trust (Delaware VIPT)*:
   Delaware VIPT Diversified Income Series
   Delaware VIPT REIT Service Class Series
   Delaware VIPT Small Cap Value Service Class Series
   Delaware VIPT Trend Service Class Series

Dreyfus Variable Investment Fund (Dreyfus):
   Dreyfus Developing Leaders Portfolio
   Dreyfus Index Fund

Fidelity Variable Insurance Products Fund (Fidelity VIP):
   Fidelity VIP Asset Manager Portfolio
   Fidelity VIP Contrafund Service Class 2 Portfolio
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Growth Portfolio
   Fidelity VIP Money Market Portfolio

Janus Aspen Series:
   Janus Aspen Series Worldwide Growth Portfolio

Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
   Lincoln VIPT Aggressive Growth Fund
   Lincoln VIPT Bond Fund
   Lincoln VIPT Capital Appreciation Fund
   Lincoln VIPT Growth and Income Fund
   Lincoln VIPT International Fund
   Lincoln VIPT Managed Fund
   Lincoln VIPT Social Awareness Fund

Neuberger Berman Advisors Management Trust (NB AMT):
   NB AMT Mid-Cap Growth Portfolio
   NB AMT Partners Portfolio

Scudder VIT Funds (Scudder VIT):
   Scudder VIT Equity 500 Index Fund
   Scudder VIT Small Cap Index Fund

T. Rowe Price International Series, Inc. (T. Rowe Price):
   T. Rowe Price International Stock Portfolio

* Denotes an affiliate of the Lincoln Life & Annuity Company of New York.

The Fidelity VIP Money Market Portfolio is used only for investments of initial contributions for which the Company has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to the Fidelity VIP Money Market Portfolio are allocated to purchase shares of one of the above Funds.

Investments in the Funds are stated at the closing net asset value per share on December 31, 2004, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue

Lincoln Life & Annuity Variable Annuity Account L

Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at an effective daily rate of .0027397% (1.00% on annual basis) of each portfolio's average daily net assets within the Variable Account with the exception of Fidelity VIP Money Market Portfolio, which does not have a mortality and expense charge.

The Company is responsible for all sales, general, and administrative expenses applicable to the Variable Accounts.

Lincoln Life & Annuity Variable Annuity Account L

3. Condensed Financial Information
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year ended December 31, 2004 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                     Unit Value Unit Value                                   Investment
                                        Commencement Beginning  End of     Units                   Total     Income
Subaccount                              Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
-----------------------------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class B                                                                                  --
  Standard (1.00% Fee Rate)               06/29/04     $10.32     $11.13        5,270  $    58,671    7.91%
ABVPSF Growth Class B                                                                                             --
  Standard (1.00% Fee Rate)                              6.26       7.10      103,814      736,630   13.39%
ABVPSF Technology Class B                                                                                         --
  Standard (1.00% Fee Rate)                              4.29       4.47      282,456    1,261,778    4.04%
American Century VP Balanced                                                                                    1.61%
  Standard (1.00% Fee Rate)                             22.58      24.54      483,100   11,856,998    8.69%
American Funds Global Growth Class 2                                                                            0.02%
  Standard (1.00% Fee Rate)               06/01/04      10.21      11.31       11,463      129,655   10.73%
American Funds Growth Class 2                                                                                   0.18%
  Standard (1.00% Fee Rate)                              7.38       8.22      849,155    6,980,101   11.38%
American Funds Growth-Income Class 2                                                                            1.26%
  Standard (1.00% Fee Rate)               05/24/04      10.00      10.98       30,883      339,027    9.78%
American Funds International Class 2                                                                            1.43%
  Standard (1.00% Fee Rate)                              7.66       9.05      190,345    1,722,815   18.13%
Baron Capital Asset                                                                                               --
  Standard (1.00% Fee Rate)                             20.83      25.91      455,731   11,810,165   24.39%
Delaware VIPT Diversified Income                                                                                  --
  Standard (1.00% Fee Rate)               07/12/04      10.21      10.94        6,512       71,214    7.13%
Delaware VIPT REIT Service Class                                                                                1.76%
  Standard (1.00% Fee Rate)                             15.56      20.19      424,716    8,575,269   29.78%
Delaware VIPT Small Cap Value Service Class                                                                       --
  Standard (1.00% Fee Rate)               06/02/04      10.31      12.12       47,799      579,171   17.57%
Delaware VIPT Trend Service Class                                                                                 --
  Standard (1.00% Fee Rate)                              6.88       7.65      121,655      930,539   11.20%
Dreyfus Developing Leaders                                                                                      0.20%
  Standard (1.00% Fee Rate)                             22.37      24.66    1,061,293   26,173,119   10.23%
Dreyfus Index                                                                                                   1.81%
  Standard (1.00% Fee Rate)                             34.49      37.78    1,154,231   43,603,239    9.54%
Fidelity VIP Asset Manager                                                                                      2.72%
  Standard (1.00% Fee Rate)                             24.58      25.67    1,137,009   29,184,217    4.42%
Fidelity VIP Contrafund Service Class 2                                                                         0.19%
  Standard (1.00% Fee Rate)                              9.27      10.56      220,349    2,327,660   14.01%
Fidelity VIP Equity-Income                                                                                      1.51%
  Standard (1.00% Fee Rate)                             24.92      27.51    1,096,403   30,166,187   10.42%
Fidelity VIP Growth                                                                                             0.27%
  Standard (1.00% Fee Rate)                             34.81      35.63    1,817,389   64,758,693    2.35%
Fidelity VIP Money Market                                                                                       1.09%
  Standard (0.00% Fee Rate)                             15.00      15.19          760       11,548    1.21%
Janus Aspen Series Worldwide Growth                                                                             1.02%
  Standard (1.00% Fee Rate)                             11.83      12.28      782,289    9,603,003    3.74%
Lincoln VIPT Aggressive Growth                                                                                    --
  Standard (1.00% Fee Rate)                             10.14      11.41      947,058   10,803,382   12.53%
Lincoln VIPT Bond                                                                                               7.16%
  Standard (1.00% Fee Rate)               06/02/04      10.01      10.55       43,998      464,220    5.36%
Lincoln VIPT Capital Appreciation                                                                                 --
  Standard (1.00% Fee Rate)                              5.74       5.98      141,460      845,699    4.23%
Lincoln VIPT Growth and Income                                                                                  1.39%
  Standard (1.00% Fee Rate)                              7.88       8.74      229,611    2,006,948   10.88%
Lincoln VIPT International                                                                                      2.16%
  Standard (1.00% Fee Rate)               07/14/04      10.59      12.25       14,861      182,117   15.71%
Lincoln VIPT Managed                                                                                            2.86%
  Standard (1.00% Fee Rate)               07/15/04      10.10      11.01        6,197       68,247    9.05%
Lincoln VIPT Social Awareness                                                                                   0.97%
  Standard (1.00% Fee Rate)                             11.96      13.35      262,935    3,509,681   11.58%

Lincoln Life & Annuity Variable Annuity Account L

                                               Unit Value Unit Value                                  Investment
                                  Commencement Beginning  End of     Units                  Total     Income
Subaccount                        Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
----------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth                                                                                      --
  Standard (1.00% Fee Rate)                      $ 5.08     $ 5.85     103,058   $  602,683   15.15%
NB AMT Partners                                                                                          0.01%
  Standard (1.00% Fee Rate)                       12.15      14.31     329,450    4,714,134   17.79%
Scudder VIT Equity 500 Index                                                                               --
  Standard (1.00% Fee Rate)         06/03/04      10.20      11.10      21,439      237,961    8.83%
Scudder VIT Small Cap Index                                                                                --
  Standard (1.00% Fee Rate)         05/26/04      10.29      11.79      19,420      228,928   14.58%
T. Rowe Price International Stock                                                                        1.12%
  Standard (1.00% Fee Rate)                       12.40      13.96     530,691    7,410,901   12.64%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement dates noted.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account L

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        Unit Value Unit Value                                   Investment
                                        Beginning  End of     Units                   Total     Income
Subaccount                              of Period  Period     Outstanding Net Assets  Return(1) Ratio(2)
----------------------------------------------------------------------------------------------------------
ABVPSF Growth Class B                                                                                --
  Standard (1.00% Fee Rate)               $ 4.69     $ 6.26       66,426  $   415,678   33.36%
ABVPSF Technology Class B                                                                            --
  Standard (1.00% Fee Rate)                 3.02       4.29      337,278    1,448,161   42.36%
American Century VP Balanced                                                                       2.53%
  Standard (1.00% Fee Rate)                19.09      22.58      465,321   10,507,930   18.27%
American Funds Growth Class 2                                                                      0.14%
  Standard (1.00% Fee Rate)                 5.45       7.38      692,538    5,111,166   35.45%
American Funds International Class 2                                                               1.51%
  Standard (1.00% Fee Rate)                 5.74       7.66       97,103      743,984   33.51%
Baron Capital Asset                                                                                  --
  Standard (1.00% Fee Rate)                16.19      20.83      373,564    7,782,694   28.72%
Delaware VIPT REIT Service Class                                                                   2.29%
  Standard (1.00% Fee Rate)                11.75      15.56      278,445    4,331,817   32.40%
Delaware VIPT Trend Service Class                                                                    --
  Standard (1.00% Fee Rate)                 5.15       6.88       74,423      511,935   33.45%
Dreyfus Developing Leaders                                                                         0.03%
  Standard (1.00% Fee Rate)                17.16      22.37    1,105,611   24,734,992   30.38%
Dreyfus Index                                                                                      1.51%
  Standard (1.00% Fee Rate)                27.14      34.49    1,167,009   40,246,557   27.09%
Fidelity VIP Asset Manager                                                                         3.55%
  Standard (1.00% Fee Rate)                21.05      24.58    1,193,093   29,327,586   16.80%
Fidelity VIP Contrafund Service Class 2                                                            0.21%
  Standard (1.00% Fee Rate)                 7.30       9.27      186,674    1,729,564   26.92%
Fidelity VIP Equity-Income                                                                         1.75%
  Standard (1.00% Fee Rate)                19.31      24.92    1,101,756   27,452,852   29.03%
Fidelity VIP Growth                                                                                0.26%
  Standard (1.00% Fee Rate)                26.47      34.81    1,952,288   67,968,460   31.53%
Fidelity VIP Money Market                                                                          1.02%
  Standard (0.00% Fee Rate)                14.86      15.00        1,452       21,782    0.99%
Janus Aspen Series Worldwide Growth                                                                1.12%
  Standard (1.00% Fee Rate)                 9.64      11.83      818,527    9,685,895   22.76%
Lincoln VIPT Aggressive Growth                                                                       --
  Standard (1.00% Fee Rate)                 7.72      10.14      942,960    9,558,571   31.30%
Lincoln VIPT Capital Appreciation                                                                    --
  Standard (1.00% Fee Rate)                 4.37       5.74      112,475      645,105   31.14%
Lincoln VIPT Growth and Income                                                                     1.38%
  Standard (1.00% Fee Rate)                 6.14       7.88      170,309    1,342,582   28.43%
Lincoln VIPT Social Awareness                                                                      0.90%
  Standard (1.00% Fee Rate)                 9.16      11.96      253,850    3,036,751   30.55%
NB AMT Mid-Cap Growth                                                                                --
  Standard (1.00% Fee Rate)                 4.01       5.08       97,895      497,166   26.80%
NB AMT Partners                                                                                      --
  Standard (1.00% Fee Rate)                 9.08      12.15      270,161    3,281,857   33.75%
T. Rowe Price International Stock                                                                  1.30%
  Standard (1.00% Fee Rate)                 9.59      12.40      600,479    7,444,366   29.23%

(1) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account L

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        Unit Value Unit Value                                   Investment
                                        Beginning  End of     Units                   Total     Income
Subaccount                              of Period  Period     Outstanding Net Assets  Return(1) Ratio(2)
----------------------------------------------------------------------------------------------------------
American Funds Growth Class 2                                                                      0.03%
  Standard (1.00% Fee Rate)               $ 7.29     $ 5.45      415,179  $ 2,262,260  (25.21)%
American Funds International Class 2                                                               1.62%
  Standard (1.00% Fee Rate)                 6.81       5.74       49,792      285,741  (15.69)%
American Century VP Balanced                                                                       2.80%
  Standard (1.00% Fee Rate)                21.32      19.09      453,856    8,665,686  (10.46)%
ABVPSF Growth Class B                                                                                --
  Standard (1.00% Fee Rate)                 6.61       4.69       28,208      132,359  (28.98)%
ABVPSF Technology Class B                                                                            --
  Standard (1.00% Fee Rate)                 5.24       3.02      146,243      441,078  (42.39)%
Baron Capital Asset                                                                                  --
  Standard (1.00% Fee Rate)                19.05      16.19      380,293    6,155,127  (15.05)%
Delaware VIPT REIT Service Class                                                                   1.37%
  Standard (1.00% Fee Rate)                11.37      11.75      221,708    2,605,126    3.34%
Delaware VIPT Trend Service Class                                                                    --
  Standard (1.00% Fee Rate)                 6.51       5.15       44,794      230,886  (20.86)%
Dreyfus Developing Leaders                                                                         0.05%
  Standard (1.00% Fee Rate)                21.43      17.16    1,081,131   18,551,287  (19.93)%
Dreyfus Index                                                                                      1.35%
  Standard (1.00% Fee Rate)                35.30      27.14    1,123,976   30,500,644  (23.14)%
Fidelity VIP Asset Manager                                                                         4.04%
  Standard (1.00% Fee Rate)                23.29      21.05    1,220,799   25,691,907   (9.64)%
Fidelity VIP Contrafund Service Class 2                                                            0.52%
  Standard (1.00% Fee Rate)                 8.16       7.30       86,266      629,733  (10.50)%
Fidelity VIP Equity-Income                                                                         1.77%
  Standard (1.00% Fee Rate)                23.48      19.31    1,058,066   20,431,946  (17.77)%
Fidelity VIP Growth                                                                                0.26%
  Standard (1.00% Fee Rate)                38.25      26.47    1,945,949   51,508,329  (30.80)%
Fidelity VIP Money Market                                                                          1.74%
  Standard (0.00% Fee Rate)                14.61      14.86        1,091       16,205    1.70%
Janus Aspen Series Worldwide Growth                                                                0.90%
  Standard (1.00% Fee Rate)                13.07       9.64      797,637    7,688,882  (26.24)%
Lincoln VIPT Aggressive Growth                                                                       --
  Standard (1.00% Fee Rate)                11.18       7.72      882,142    6,810,316  (30.92)%
Lincoln VIPT Capital Appreciation                                                                    --
  Standard (1.00% Fee Rate)                 6.05       4.37       81,050      354,472  (27.69)%
Lincoln VIPT Growth and Income                                                                     1.28%
  Standard (1.00% Fee Rate)                 7.95       6.14       90,563      555,908  (22.82)%
Lincoln VIPT Social Awareness                                                                      0.93%
  Standard (1.00% Fee Rate)                11.88       9.16      237,805    2,179,099  (22.90)%
NB AMT Mid-Cap Growth                                                                                --
  Standard (1.00% Fee Rate)                 5.73       4.01       45,231      181,161  (30.04)%
NB AMT Partners                                                                                    0.49%
  Standard (1.00% Fee Rate)                12.09       9.08      211,573    1,921,668  (24.90)%
T. Rowe Price International Stock                                                                  0.94%
  Standard (1.00% Fee Rate)                11.86       9.59      507,719    4,870,823  (19.11)%

(1) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account L

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        Unit Value Unit Value                                   Investment
                                        Beginning  End of     Units                   Total     Income
Subaccount                              of Period  Period     Outstanding Net Assets  Return(1) Ratio(2)
----------------------------------------------------------------------------------------------------------
American Funds Growth Class 2                                                                      0.49%
  Standard (1.00% Fee Rate)               $ 8.99     $ 7.29      288,105  $ 2,098,915  (18.97)%
American Funds International Class 2                                                               1.01%
  Standard (1.00% Fee Rate)                 8.58       6.81       27,363      186,253  (20.69)%
American Century VP Balanced                                                                       2.84%
  Standard (1.00% Fee Rate)                22.33      21.32      481,065   10,257,981   (4.51)%
ABVPSF Growth Class B                                                                              0.23%
  Standard (1.00% Fee Rate)                 8.74       6.61       12,735       84,142  (24.41)%
ABVPSF Technology Class B                                                                            --
  Standard (1.00% Fee Rate)                 7.09       5.24      109,658      574,074  (26.20)%
Baron Capital Asset                                                                                  --
  Standard (1.00% Fee Rate)                17.13      19.05      320,148    6,099,808   11.22%
Delaware VIPT REIT Service Class                                                                   1.67%
  Standard (1.00% Fee Rate)                10.57      11.37       73,655      837,497    7.59%
Delaware VIPT Trend Service Class                                                                    --
  Standard (1.00% Fee Rate)                 7.78       6.51       30,874      201,085  (16.30)%
Dreyfus Developing Leaders                                                                         0.44%
  Standard (1.00% Fee Rate)                23.06      21.43    1,146,272   24,564,398   (7.05)%
Dreyfus Index                                                                                      1.10%
  Standard (1.00% Fee Rate)                40.61      35.30    1,196,152   42,229,323  (13.05)%
Fidelity VIP Asset Manager                                                                         4.29%
  Standard (1.00% Fee Rate)                24.53      23.29    1,318,503   30,707,177   (5.04)%
Fidelity VIP Contrafund Service Class 2                                                            0.36%
  Standard (1.00% Fee Rate)                 9.41       8.16       29,712      242,355  (13.34)%
Fidelity VIP Equity-Income                                                                         1.71%
  Standard (1.00% Fee Rate)                24.96      23.48    1,101,468   25,867,765   (5.90)%
Fidelity VIP Growth                                                                                0.08%
  Standard (1.00% Fee Rate)                46.92      38.25    2,182,552   83,486,236  (18.47)%
Fidelity VIP Money Market                                                                          4.11%
  Standard (0.00% Fee Rate)                14.02      14.61        4,473       65,346    4.18%
Janus Aspen Series Worldwide Growth                                                                0.49%
  Standard (1.00% Fee Rate)                17.02      13.07      847,143   11,071,742  (23.21)%
Lincoln VIPT Aggressive Growth                                                                       --
  Standard (1.00% Fee Rate)                16.92      11.18      908,001   10,147,086  (33.95)%
Lincoln VIPT Capital Appreciation                                                                    --
  Standard (1.00% Fee Rate)                 8.24       6.05       48,560      293,706  (26.62)%
Lincoln VIPT Growth and Income                                                                     1.40%
  Standard (1.00% Fee Rate)                 9.05       7.95       44,243      351,897  (12.11)%
Lincoln VIPT Social Awareness                                                                      0.66%
  Standard (1.00% Fee Rate)                13.27      11.88      243,638    2,895,462  (10.43)%
NB AMT Mid-Cap Growth                                                                                --
  Standard (1.00% Fee Rate)                 7.67       5.73       25,716      147,231  (25.40)%
NB AMT Partners                                                                                    0.32%
  Standard (1.00% Fee Rate)                12.57      12.09      164,702    1,991,889   (3.79)%
T. Rowe Price International Stock                                                                  1.93%
  Standard (1.00% Fee Rate)                15.40      11.86      520,958    6,178,238  (22.99)%

(1) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account L

A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 2000 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        Unit Value Unit Value
                                        Beginning  End of     Units                    Total
Subaccount                              of Period  Period     Outstanding Net Assets   Return(2)
------------------------------------------------------------------------------------------------
American Funds Growth Class 2
  Standard (1.00% Fee Rate)(1)            $10.00     $ 8.99       43,957  $    395,196  (10.09)%
American Funds International Class 2
  Standard (1.00% Fee Rate)(1)             10.00       8.58        3,454        29,644  (14.18)%
American Century VP Balanced
  Standard (1.00% Fee Rate)                23.17      22.33      495,159    11,057,096   (3.62)%
ABVPSF Growth Class B
  Standard (1.00% Fee Rate)(1)             10.00       8.74        1,568        13,706  (12.59)%
ABVPSF Technology Class B
  Standard (1.00% Fee Rate)(1)             10.00       7.09       20,789       147,467  (29.07)%
Baron Capital Asset
  Standard (1.00% Fee Rate)                17.77      17.13      231,213     3,960,842   (3.62)%
Delaware VIPT REIT Service Class
  Standard (1.00% Fee Rate)(1)             10.00      10.57       32,372       342,126    5.68%
Delaware VIPT Trend Service Class
  Standard (1.00% Fee Rate)(1)             10.00       7.78       10,090        78,508  (22.19)%
Dreyfus Developing Leaders
  Standard (1.00% Fee Rate)                20.55      23.06    1,181,767    27,246,326   12.18%
Dreyfus Index
  Standard (1.00% Fee Rate)                45.21      40.61    1,215,361    49,350,054  (10.18)%
Fidelity VIP Asset Manager
  Standard (1.00% Fee Rate)                25.79      24.53    1,366,675    33,520,014   (4.89)%
Fidelity VIP Contrafund Service Class 2
  Standard (1.00% Fee Rate)(1)             10.00       9.41        6,376        60,016   (5.88)%
Fidelity VIP Equity-Income
  Standard (1.00% Fee Rate)                23.25      24.96    1,070,949    26,728,464    7.34%
Fidelity VIP Growth
  Standard (1.00% Fee Rate)                53.23      46.92    2,341,192   109,842,215  (11.87)%
Fidelity VIP Money Market
  Standard (0.00% Fee Rate)                13.19      14.02        4,587        64,319    6.30%
Janus Aspen Series Worldwide Growth
  Standard (1.00% Fee Rate)                20.39      17.02      844,050    14,365,337  (16.51)%
Lincoln VIPT Aggressive Growth
  Standard (1.00% Fee Rate)                17.56      16.92      968,130    16,381,028   (3.66)%
Lincoln VIPT Capital Appreciation
  Standard (1.00% Fee Rate)(1)             10.00       8.24        9,722        80,139  (17.57)%
Lincoln VIPT Growth and Income
  Standard (1.00% Fee Rate)(1)             10.00       9.05        7,791        70,508   (9.50)%
Lincoln VIPT Social Awareness
  Standard (1.00% Fee Rate)                14.62      13.27      232,886     3,089,808   (9.24)%
NB AMT Mid-Cap Growth
  Standard (1.00% Fee Rate)(1)             10.00       7.67       12,645        97,040  (23.26)%
NB AMT Partners
  Standard (1.00% Fee Rate)                12.61      12.57       97,226     1,222,221   (0.30)%
T. Rowe Price International Stock
  Standard (1.00% Fee Rate)                18.93      15.40      532,803     8,204,984  (18.65)%

(1) Reflects less than a full year of activity. Funds were first received in this option on 9/27/2000.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln Life & Annuity Variable Annuity Account L

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2004.

                                                   Aggregate  Aggregate
                                                   Cost of    Proceeds
       Subaccount                                  Purchases  from Sales
       -----------------------------------------------------------------
       ABVPSF Growth and Income Class B            $   77,785 $   21,923
       ABVPSF Growth Class B                          779,512    534,897
       ABVPSF Technology Class B                    1,443,827  1,685,103
       American Century VP Balanced                 1,303,214    838,237
       American Funds Global Growth Class 2           116,293        107
       American Funds Growth Class 2                2,091,182    975,038
       American Funds Growth-Income Class 2           362,570     48,375
       American Funds International Class 2         2,838,583  2,090,547
       Baron Capital Asset                          7,948,624  6,218,265
       Delaware VIPT Diversified Income                79,055     10,231
       Delaware VIPT REIT Service Class             3,828,623  1,082,744
       Delaware VIPT Small Cap Value Service Class    523,037      2,719
       Delaware VIPT Trend Service Class              738,265    394,228
       Dreyfus Developing Leaders                   1,512,169  2,832,408
       Dreyfus Index                                5,483,523  5,704,619
       Fidelity VIP Asset Manager                   1,899,396  2,817,668
       Fidelity VIP Contrafund Service Class 2        932,653    639,144
       Fidelity VIP Equity-Income                   2,322,474  2,259,665
       Fidelity VIP Growth                          1,613,756  6,808,662
       Fidelity VIP Money Market                      173,381    181,807
       Janus Aspen Series Worldwide Growth            734,064  1,150,050
       Lincoln VIPT Aggressive Growth                 782,078    848,464
       Lincoln VIPT Bond                              490,373     18,953
       Lincoln VIPT Capital Appreciation              382,197    225,999
       Lincoln VIPT Growth and Income                 911,955    431,139
       Lincoln VIPT International                     184,327     15,895
       Lincoln VIPT Managed                            65,242      1,129
       Lincoln VIPT Social Awareness                  348,961    245,371
       NB AMT Mid-Cap Growth                          279,481    268,797
       NB AMT Partners                              1,432,818    706,702
       Scudder VIT Equity 500 Index                   225,704      5,167
       Scudder VIT Small Cap Index                    213,545     12,173
       T. Rowe Price International Stock            1,167,966  2,038,331

Lincoln Life & Annuity Variable Annuity Account L

5. Investments
The following is a summary of investments owned at December 31, 2004.

                                                      Net
                                            Shares    Asset
Subaccount                                  Owned     Value  Value of Shares Cost of Shares
-------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class B                2,457 $23.87   $    58,657    $    55,216
ABVPSF Growth Class B                          40,804  18.05       736,505        648,568
ABVPSF Technology Class B                      83,640  15.08     1,261,286      1,177,183
American Century VP Balanced                1,628,465   7.28    11,855,226     11,622,885
American Funds Global Growth Class 2            7,523  17.23       129,626        116,188
American Funds Growth Class 2                 136,525  51.10     6,976,412      6,090,845
American Funds Growth-Income Class 2            9,248  36.64       338,831        315,512
American Funds International Class 2          109,081  15.79     1,722,392      1,519,640
Baron Capital Asset                           436,307  27.05    11,802,095      9,084,247
Delaware VIPT Diversified Income                7,534   9.45        71,196         68,990
Delaware VIPT REIT Service Class              449,365  19.06     8,564,889      6,402,888
Delaware VIPT Small Cap Value Service Class    18,843  30.39       572,627        520,528
Delaware VIPT Trend Service Class              30,541  30.46       930,264        822,186
Dreyfus Developing Leaders                    629,872  41.55    26,171,173     28,166,422
Dreyfus Index                               1,411,530  30.89    43,602,171     38,996,998
Fidelity VIP Asset Manager                  1,964,608  14.85    29,174,427     31,483,222
Fidelity VIP Contrafund Service Class 2        88,323  26.35     2,327,323      1,861,791
Fidelity VIP Equity-Income                  1,188,812  25.37    30,160,168     26,621,250
Fidelity VIP Growth                         2,022,868  32.01    64,752,019     76,882,486
Fidelity VIP Money Market                      13,539   1.00        13,540         13,540
Janus Aspen Series Worldwide Growth           358,565  26.78     9,602,361     13,087,000
Lincoln VIPT Aggressive Growth              1,095,966   9.86    10,802,936     14,718,560
Lincoln VIPT Bond                              35,804  12.97       464,233        470,957
Lincoln VIPT Capital Appreciation              47,761  17.68       844,407        750,780
Lincoln VIPT Growth and Income                 65,950  30.41     2,005,332      1,732,588
Lincoln VIPT International                     11,167  16.30       182,074        169,142
Lincoln VIPT Managed                            4,435  15.39        68,247         64,120
Lincoln VIPT Social Awareness                 120,852  29.03     3,508,812      3,846,682
NB AMT Mid-Cap Growth                          33,790  17.83       602,473        502,854
NB AMT Partners                               257,290  18.32     4,713,554      3,913,175
Scudder VIT Equity 500 Index                   18,691  12.73       237,931        220,602
Scudder VIT Small Cap Index                    15,948  14.35       228,851        201,787
T. Rowe Price International Stock             551,694  13.44     7,414,761      6,144,312

Lincoln Life & Annuity Variable Annuity Account L

6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2004 is as follows:

                                               Units   Units     Net Increase
   Subaccount                                  Issued  Redeemed  (Decrease)
   --------------------------------------------------------------------------
   ABVPSF Growth and Income Class B              7,448   (2,178)      5,270
   ABVPSF Growth Class B                       132,219  (94,831)     37,388
   ABVPSF Technology Class B                   446,956 (501,778)    (54,822)
   American Century VP Balanced                 75,838  (58,059)     17,779
   American Funds Global Growth Class 2         11,491      (28)     11,463
   American Funds Growth Class 2               344,708 (188,091)    156,617
   American Funds Growth-Income Class 2         36,724   (5,841)     30,883
   American Funds International Class 2        388,750 (295,508)     93,242
   Baron Capital Asset                         434,609 (352,442)     82,167
   Delaware VIPT Diversified Income              7,468     (956)      6,512
   Delaware VIPT REIT Service Class            271,123 (124,852)    146,271
   Delaware VIPT Small Cap Value Service Class  48,104     (305)     47,799
   Delaware VIPT Trend Service Class           113,233  (66,001)     47,232
   Dreyfus Developing Leaders                  161,884 (206,202)    (44,318)
   Dreyfus Index                               221,233 (234,011)    (12,778)
   Fidelity VIP Asset Manager                  116,964 (173,048)    (56,084)
   Fidelity VIP Contrafund Service Class 2     111,317  (77,642)     33,675
   Fidelity VIP Equity-Income                  145,893 (151,246)     (5,353)
   Fidelity VIP Growth                         171,538 (306,437)   (134,899)
   Fidelity VIP Money Market                    18,598  (19,290)       (692)
   Janus Aspen Series Worldwide Growth         116,446 (152,684)    (36,238)
   Lincoln VIPT Aggressive Growth              132,431 (128,333)      4,098
   Lincoln VIPT Bond                            45,841   (1,843)     43,998
   Lincoln VIPT Capital Appreciation            78,104  (49,119)     28,985
   Lincoln VIPT Growth and Income              131,489  (72,187)     59,302
   Lincoln VIPT International                   16,599   (1,738)     14,861
   Lincoln VIPT Managed                          6,833     (636)      6,197
   Lincoln VIPT Social Awareness                34,942  (25,857)      9,085
   NB AMT Mid-Cap Growth                        63,685  (58,522)      5,163
   NB AMT Partners                             144,478  (85,189)     59,289
   Scudder VIT Equity 500 Index                 22,313     (874)     21,439
   Scudder VIT Small Cap Index                  21,006   (1,586)     19,420
   T. Rowe Price International Stock           118,233 (188,021)    (69,788)

Lincoln Life & Annuity Variable Annuity Account L

The change in units outstanding for the year ended December 31, 2003 is as follows:

                                           Units     Units       Net Increase
   Subaccount                              Issued    Redeemed    (Decrease)
   --------------------------------------------------------------------------
   ABVPSF Growth Class B                      73,429    (35,211)    38,218
   ABVPSF Technology Class B                 488,566   (297,531)   191,035
   American Century VP Balanced               78,367    (66,903)    11,465
   American Funds Growth Class 2             399,949   (122,590)   277,359
   American Funds International Class 2    1,571,012 (1,523,701)    47,311
   Baron Capital Asset                        87,071    (93,799)    (6,728)
   Delaware VIPT REIT Service Class          129,063    (72,325)    56,738
   Delaware VIPT Trend Service Class          39,624     (9,995)    29,629
   Dreyfus Developing Leaders                162,219   (137,740)    24,479
   Dreyfus Index                             283,872   (240,839)    43,033
   Fidelity VIP Asset Manager                144,599   (172,305)   (27,706)
   Fidelity VIP Contrafund Service Class 2   123,397    (22,989)   100,408
   Fidelity VIP Equity-Income                224,715   (181,025)    43,690
   Fidelity VIP Growth                       230,299   (223,960)     6,339
   Fidelity VIP Money Market                   7,355     (6,994)       361
   Janus Aspen Series Worldwide Growth       143,240   (122,351)    20,889
   Lincoln VIPT Aggressive Growth            163,929   (103,111)    60,818
   Lincoln VIPT Capital Appreciation          65,265    (33,839)    31,426
   Lincoln VIPT Growth and Income            110,257    (30,511)    79,746
   Lincoln VIPT Social Awareness              37,291    (21,246)    16,044
   NB AMT Mid-Cap Growth                      71,710    (19,046)    52,664
   NB AMT Partners                           108,601    (50,013)    58,588
   T. Rowe Price International Stock         622,630   (529,870)    92,760

Lincoln Life & Annuity Variable Annuity Account L

7. Fund Name Changes
During 2003, the Alliance Variable Products Series Fund (AVPSF) family of funds changed its name to the AllianceBernstein Variable Products Series Fund (ABVPSF) and the Lincoln National (LN) fund family changed its name to the Lincoln Variable Insurance Products Trust (Lincoln VIPT).

During 2003, the name of the Dreyfus Small Cap Fund was changed to Dreyfus Developing Leaders Fund.

During 2004, the ABVPSF Growth and Income Class B Fund, the American Funds Global Growth Class 2 Fund, the American Funds Growth-Income Class 2 Fund, the Delaware VIPT Diversified Income Series, the Delaware VIPT Small Cap Value Service Class Series, the Lincoln VIPT Bond Fund, the Lincoln VIPT International Fund, the Lincoln VIPT Managed Fund, the Scudder VIT Equity 500 Index Fund and the Scudder VIT Small Cap Index Fund became available as investment options for Variable Account contract owners. Accordingly, the 2004 statement of operations and statement of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2004.

Report of Independent Registered Public Accounting Firm

Board of Directors of Lincoln Life & Annuity Company of New York
   and
Contract Owners of Lincoln Life & Annuity Variable Annuity Account L

We have audited the accompanying statement of assets and liabilities of Lincoln Life & Annuity Variable Annuity Account L ("Variable Account") comprised of the subaccounts described in Note 1, as of December 31, 2004, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Variable Annuity Account L at December 31, 2004, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Fort Wayne, Indiana
March 1, 2005

                  Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                        December 31
                                                                     2004        2003
                                                                  ----------  ----------
                                                                      (000s omitted)
                                                                  ----------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2004 -- $1,958,675; 2003 -- $1,908,926)  $2,065,144  $2,019,991
------------------------------------------------------------------
   Equity (cost: 2004 -- $2,515; 2003 -- $2,515)                       2,760       2,607
------------------------------------------------------------------
 Mortgage loans on real estate                                       168,765     145,784
------------------------------------------------------------------
 Policy loans                                                        157,975     161,605
------------------------------------------------------------------
 Other investments                                                     2,047         258
                                                                  ----------  ----------
------------------------------------------------------------------
Total Investments                                                  2,396,691   2,330,245
------------------------------------------------------------------
Cash and invested cash                                                49,757      36,373
------------------------------------------------------------------
Property and equipment                                                   153         494
------------------------------------------------------------------
Deferred acquisition costs                                            81,980      55,745
------------------------------------------------------------------
Premiums and fees receivable                                             297         539
------------------------------------------------------------------
Accrued investment income                                             31,087      30,232
------------------------------------------------------------------
Assets held in separate accounts                                     816,829     523,728
------------------------------------------------------------------
Amounts recoverable from reinsurers                                   87,337      73,198
------------------------------------------------------------------
Goodwill                                                             109,512     109,512
------------------------------------------------------------------
Other intangible assets                                              130,689     144,301
------------------------------------------------------------------
Other assets                                                          31,216      25,357
                                                                  ----------  ----------
------------------------------------------------------------------
Total Assets                                                      $3,735,548  $3,329,724
                                                                  ==========  ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                              $1,125,098  $1,099,848
------------------------------------------------------------------
 Contractholder funds                                              1,074,817   1,042,574
------------------------------------------------------------------
 Liabilities related to separate accounts                            816,829     523,728
                                                                  ----------  ----------
------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                3,016,744   2,666,150
------------------------------------------------------------------
Federal income taxes                                                  45,898      42,127
------------------------------------------------------------------
Other liabilities                                                     90,347      66,849
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities                                                  3,152,989   2,775,126
------------------------------------------------------------------
Shareholder's Equity:
Common stock -- $100 par value,
  authorized, issued and outstanding shares -- 20,000
  (owned by The Lincoln National Life Insurance Company)               2,000       2,000
                                                                  ----------  ----------
------------------------------------------------------------------
Retained earnings                                                    542,990     512,783
------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Net unrealized gain on securities available-for-sale                 37,613      39,820
------------------------------------------------------------------
 Minimum pension liability adjustment                                    (44)         (5)
                                                                  ----------  ----------
------------------------------------------------------------------
Total Accumulated Other Comprehensive Income                          37,569      39,815
                                                                  ----------  ----------
------------------------------------------------------------------
Total Shareholder's Equity                                           582,559     554,598
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                        $3,735,548  $3,329,724
                                                                  ==========  ==========
------------------------------------------------------------------

See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                                  Year Ended December 31
                                                                                 2004      2003      2002
                                                                               --------  --------  --------
                                                                                      (000s omitted)
                                                                               ----------------------------
Revenue:
Insurance premiums                                                             $ 11,281  $ 12,392  $ 13,185
-------------------------------------------------------------------------------
Insurance fees                                                                   69,519    64,087    59,664
-------------------------------------------------------------------------------
Net investment income                                                           138,691   136,654   134,938
-------------------------------------------------------------------------------
Realized gain (loss) on investments                                              (4,643)    7,145   (11,308)
-------------------------------------------------------------------------------
Other revenue and fees                                                              744     2,741       663
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Revenue                                                                   215,592   223,019   197,142
-------------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                        118,203   121,551   118,552
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          52,148    57,647    48,210
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Benefits and Expenses                                                     170,351   179,198   166,762
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Federal Income Taxes and Cumulative Effect of Accounting Changes   45,241    43,821    30,380
-------------------------------------------------------------------------------
Federal income taxes                                                             15,284    14,286    10,291
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                            29,957    29,535    20,089
-------------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)                91      (232)       --
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Net Income                                                                     $ 30,048  $ 29,303  $ 20,089
------------------------------------------------------------------------------ ========  ========  ========




See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                         Year Ended December 31
                                                                                        2004      2003      2002
                                                                                      --------  --------  --------
                                                                                             (000s omitted)
                                                                                      ----------------------------
Common Stock:
Balance at beginning and end-of-year                                                  $  2,000  $  2,000  $  2,000
--------------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                           512,783   483,219   463,099
--------------------------------------------------------------------------------------
Comprehensive income                                                                    27,802    29,276    53,885
--------------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Net unrealized (loss) gain on securities available-for-sale, net of reclassification
   adjustment                                                                           (2,207)      (22)   33,796
--------------------------------------------------------------------------------------
 Minimum pension liability adjustment                                                      (39)       (5)       --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Net Income                                                                              30,048    29,303    20,089
--------------------------------------------------------------------------------------
Stock compensation/issued for benefit plans                                                159       261        31
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                 542,990   512,783   483,219
--------------------------------------------------------------------------------------

Net Unrealized Gain on Securities Available-for-Sale
Balance at beginning-of-year                                                            39,820    39,842     6,046
--------------------------------------------------------------------------------------
Change during the year                                                                  (2,207)      (22)   33,796
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                  37,613    39,820    39,842
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                                (5)       --        --
--------------------------------------------------------------------------------------
Change during the year                                                                     (39)       (5)       --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                     (44)       (5)       --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                             $582,559  $554,598  $525,061
------------------------------------------------------------------------------------- ========  ========  ========


See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                                                       Year Ended December 31
                                                                                     2004       2003       2002
                                                                                  ---------  ---------  ---------
                                                                                           (000s omitted)
                                                                                  -------------------------------
Cash Flows from Operating Activities:
Net income                                                                        $  30,048  $  29,303  $  20,089
----------------------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
 Deferred acquisition costs                                                         (26,183)   (26,459)   (29,152)
----------------------------------------------------------------------------------
 Policy liabilities and accruals                                                    (30,763)   (34,001)   (35,796)
----------------------------------------------------------------------------------
 Contractholder funds                                                                47,112     48,472     49,611
----------------------------------------------------------------------------------
 Amounts recoverable from reinsurers                                                (14,139)      (621)       186
----------------------------------------------------------------------------------
 Federal income taxes                                                                 4,642     20,716      7,491
----------------------------------------------------------------------------------
 Amortization of other intangible assets                                             13,592     12,048     13,030
----------------------------------------------------------------------------------
 Realized loss on investments and derivative instruments                              4,643      2,542     11,308
----------------------------------------------------------------------------------
 Other                                                                               (6,314)    31,530     13,989
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Adjustments                                                                      (7,410)    54,227     30,667
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by Operating Activities                                            22,638     83,530     50,756
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                                         (308,239)  (595,799)  (502,822)
----------------------------------------------------------------------------------
 Sales                                                                               88,488    279,218    180,443
----------------------------------------------------------------------------------
 Maturities                                                                         164,207    177,687    127,618
----------------------------------------------------------------------------------
Purchase of other investments                                                       (54,189)   (56,209)   (36,677)
----------------------------------------------------------------------------------
Sale or maturity of other investments                                                32,957     32,398     81,465
----------------------------------------------------------------------------------
Other                                                                                30,233      9,005    (18,052)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Used in Investing Activities                                               (46,543)  (153,700)  (168,025)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Financing Activities:
Universal life and investment contract deposits                                     246,242    284,899    277,633
----------------------------------------------------------------------------------
Universal life and investment contract withdrawals                                 (165,059)  (148,585)  (145,307)
----------------------------------------------------------------------------------
Investment contract transfers                                                       (43,749)   (45,015)   (15,517)
----------------------------------------------------------------------------------
Common stock issued for benefit plans                                                  (145)        --         --
----------------------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                                  --         --         53
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by Financing Activities                                            37,289     91,299    116,862
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Increase (Decrease) in Cash and Invested Cash                                    13,384     21,129       (407)
----------------------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                                          36,373     15,244     15,651
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                             $  49,757  $  36,373  $  15,244
--------------------------------------------------------------------------------- =========  =========  =========


See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company was organized in 1996, under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the Financial Statements and accompanying notes. Actual results may differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of available-for-sale fixed maturity securities portfolio, the Company recognizes investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. The provision for losses is reported as realized gain
(loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments includes realized gains and (losses) from the sale of investments and net gain (loss) on reinsurance embedded derivative. See Note 3 for additional detail. Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reported as a component of accumulated other comprehensive income, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
The Company recognizes all derivative instruments as either assets or liabilities in the Balance Sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. The Company did have derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133").

The Company has certain modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based

Lincoln Life & Annuity Company of New York fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by the Company and its insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fees revenue.

Deferred Acquisition Costs, Deferred Front End Loads, Deferred Sales
Inducements.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs ("DAC") being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads" or "DFEL") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Bonus credits and excess interest credited on dollar cost averaging contracts are considered sales inducement and deferred as a sales inducement asset (referred to as "deferred sales inducements" or "DSI") included in other assets. DSI is amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2002 through 2004 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies. Benefits and expenses includes the change in reserves for annuity products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"), and the change in fair values of guarantees for annuity products with guaranteed minimum withdrawal benefits ("GMWB").

Goodwill and Other Intangible Assets.
Goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the

Lincoln Life & Annuity Company of New York

"present value of in-force"). The present value of in-force ("PVIF") is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for PVIF vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. PVIF is amortized in a manner consistent with DAC.

The carrying values of other intangible assets are reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 7.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.50%.

Beginning January 1, 2004, the liabilities for future claim reserves for variable annuity products containing GMDB features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is then the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC. Prior to January 1, 2004, the liabilities for future claim reserves for the GMDB feature were a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR was positive.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by the Company includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2004 and 2003 participating policies comprised 3.8%, and 4.1% of the face amount of insurance in-force, and dividend expenses were $5.8 million, $4.8 million, and $4.9 million for the years ended December 31, 2004, 2003, and 2002, respectively.

Reinsurance.
The Company enters into reinsurance agreements with other companies in the normal course of its business. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
The Company accounts for its post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, the Company implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to the Company's employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

The Company adopted the retroactive restatement method under FAS 148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' Financial Statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

Lincoln Life & Annuity Company of New York
Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


Statement of Position 03-1.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP").

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts. The Company implemented the provisions of the SOP as of January 1, 2004. Adjustments arising from implementation were not material and have been recorded in net income as a cumulative effect of accounting change.

FASB Staff Position No. FAS 97-1 -- Situations in Which Paragraphs of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability.
In June of 2004, the Financial Accounting Standards Board ("FASB") issued Financial Staff Position FAS 97-1 ("FSP 97-1"), which was effective for the third quarter 2004. FSP 97-1 clarifies that the SOP did not restrict the recording of a liability for unearned revenue as defined in accordance with paragraphs 17(b) and 20 of Statement of Accounting Standards No. 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" to only those situations where profits are followed by expected losses. The Company implemented the requirements of FSP 97-1, and they did not have any effect on the Company's results of operations.

Accounting for Share-Based Payment.
In December 2004, the FASB issued Statement No. 123 (revised 2004), Share-Based Payment ("FAS 123(r)"), which is a revision of FAS 123. FAS 123(r) requires all share-based payments to employees to be recognized in the income statement based on their fair values. As discussed in Note 1, the Company had previously adopted the retroactive restatement method under FAS148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

LNC currently uses the Black-Scholes formula to estimate the value of stock options granted to employees of the Company and expects to continue to use this acceptable option valuation model upon the required adoption of FAS 123(r) on July 1, 2005. FAS 123(r) also requires that the benefits of tax deductions in excess of recognized compensation cost be reported as financing cash flow, rather than as an operating cash flow as currently required. The Company does not anticipate that adoption for FAS 123(r) will have a material effect on results of operations, operating cash flows or its financial position.

On December 31, 2002, the FASB issued FAS 148, which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. The Company adopted the fair value method of accounting under FAS 123 with the retroactive restatement method, as amended by FAS 148, as of January 1, 2003 and restated its financial statements for the years 2002, 2001, and 2000.

FASB Financial Staff Position No. FAS -- 106-1 Medicare Prescription Drug Improvement and Modernization Act of 2003 and FASB Staff Position No. FAS -- 106-2 -- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003.
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

There are several uncertainties that exist as to the eventual effects of the Medicare Act on the cost of the prescription drug benefits currently included in LNC's retiree medical benefit plan in which the Company retiree's participate. These uncertainties include various administrative components related to the Medicare Act that have yet to be developed, the potential for significant legislative changes to the Medicare Act prior to its implementation in 2006, and the interrelated effects that the existence of various cost containment measures currently included within LNC's retiree medical benefit plans may have under the new legislation. However, regardless of the outcome of these various uncertainties, the Company does not currently expect that the Medicare Act would have a material affect on future net income due to the cost containment measures already in place under LNC's retiree medical benefit plans for the Company retiree participants.

Due to these uncertainties and expected immaterial impact, the Company elected to defer accounting for the effects of the Medicare Act in 2003. In May 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-2 ("FSP 106-2"), which requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004.

The Company completed its analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in third quarter of 2004. The implementation did not have a material effect on the Company's results of operations. For additional information, see Note 7.

Due to uncertainties about how the Company participants in LNC's post-retirement plan will elect to participate in the

Lincoln Life & Annuity Company of New York

Medicare Act's benefits, and the various uncertainties created by the current lack of guidelines for applying the Medicare Act's provisions, the Company's assessment of the effects of the provisions of the Medicare Act could change. Any change would be included in the financial statements in the period the change occurs. Any change is not expected to have a material effect on the Company.

EITF 03-1 -- The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.
In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 established impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also required income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. EITF 03-1 indicated that, although not presumptive, a pattern of selling investments prior to the forecasted recovery may call into question an investor's intent to hold the security until it recovers in value. The application of EITF 03-1 was to be effective for reporting periods beginning after June 15, 2004. However, in September 2004, the FASB directed the FASB staff to develop a staff position ("FSP") providing further guidance on this topic. On September 30, 2004, the FASB issued FSP EITF 03-1-1 delaying the effective date of the accounting and measurement provisions of EITF 03-1 until further guidance is finalized, and it is not known what the effective date of the final FSP will be. The Company will continue to monitor developments concerning EITF 03-1 and is currently unable to estimate the potential effects of implementing EITF 03-1 on its financial condition or results of operations.

Accounting for Variable Interest Entities.
In January 2003, the FASB issued initial guidance under Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. A VIE is an entity in which no equity investors have the characteristics of a controlling financial interest or have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The FASB significantly modified several key aspects of the rules in a revised interpretation issued in December 2003. The Company adopted the final FIN 46 rules on December 31, 2003.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, the Company implemented the FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The effective date for implementation of DIG B36 for the Company was the October 1, 2003 start date of the fourth quarter. At the time of adoption, the Company recorded a charge to net income of $0.4 million, pre-tax ($0.2 million, after-tax) as a cumulative effect of a change in accounting, representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements. In conjunction with recording the above charge, the Company also recorded an increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

Effective with the fourth quarter of 2003 and going forward, changes in the fair value of the embedded derivative as measured by the changes in the fair value of available-for-sale securities supporting these reinsurance arrangements, flows through net income.

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. LNC adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See Note 12 for information on Restructuring charges.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost Gains  Losses  Fair Value
                                             -------------- ------ ------  ----------
                                                          (in millions)
                                             ----------------------------------------
December 31, 2004:
  Corporate bonds...........................    $1,518.3... $ 91.7 $ (5.6)  $1,604.4.
  U.S. government bonds.....................        11.4...    0.8      --      12.2.
  Foreign government bonds..................        17.6...    2.3      --      19.9.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        43.9...    1.7   (0.1)      45.5.
    Collateralized mortgage obligations.....       131.9...    2.5   (0.3)     134.1.
    Commercial mortgage backed securities...       199.4...   11.5   (0.5)     210.4.
    Other asset-backed securities...........        12.8...    0.6      --      13.4.
  State and municipal bonds.................        20.8...    1.1      --      21.9.
  Redeemable preferred stocks...............         2.6...    0.7      --       3.3.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,958.7...  112.9   (6.5)   2,065.1.
Equity securities...........................         2.5...    0.3      --       2.8.
                                                --------    ------ ------   --------
Total.......................................    $1,961.2... $113.2 $ (6.5)  $2,067.9.
                                                ========    ====== ======   ========
December 31, 2003:
  Corporate bonds...........................    $1,491.1... $ 98.0 $ (9.2)  $1,579.9.
  U.S. government bonds.....................        17.1...    1.2   (0.1)      18.2.
  Foreign government bonds..................        17.5...    2.2   (0.1)      19.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        32.4...    1.7   (0.1)      34.0.
    Collateralized mortgage obligations.....       148.7...    3.4   (0.2)     151.9.
    Commercial mortgage backed securities...       166.7...   12.6   (0.6)     178.7.
    Other asset-backed securities...........        15.6...    0.6      --      16.2.
  State and municipal bonds.................        17.2...    1.2      --      18.4.
  Redeemable preferred stocks...............         2.6...    0.5      --       3.1.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,908.9...  121.4  (10.3)   2,020.0.
Equity securities...........................         2.5...    0.1      --       2.6.
                                                --------    ------ ------   --------
Total.......................................    $1,911.4... $121.5 $(10.3)  $2,022.6.
                                                ========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2004
           Due in one year or less..........    $   94.7     $   95.7
           Due after one year through five
            years...........................       407.7        427.0
           Due after five years through ten
            years...........................       624.2        657.3
           Due after ten years..............       444.1        481.7
                                                --------     --------
           Subtotal.........................     1,570.7      1,661.7
           Asset and mortgage-backed
            securities......................       388.0        403.4
                                                --------     --------
           Total............................    $1,958.7     $2,065.1
                                                ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2004
               Below 5%.......  $ 16.4       $ 16.4       $ 16.3
               5%-6%..........   135.8        135.4        138.0
               6%-7%..........   113.9        114.4        118.5
               Above 7%.......   119.5        121.8        130.6
                                ------       ------       ------
               Total..........  $385.6       $388.0       $403.4
                                ======       ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

            NAIC        Rating Agency            December 31, 2004
            Designation Equivalent Designation Fair Value  % of Total
            ----------- ---------------------- ----------  ----------
                                               (in millions, except %)
                                               ----------------------
                 1        AAA / AA / A........  $1,328.0      64.3%
                 2        BBB.................     673.9      32.6
                 3        BB..................      40.9       2.0
                 4        B...................      14.3       0.7
                 5        CCC and lower.......       2.1       0.1
                 6        In or near default..       5.9       0.3
                                                --------     -----
                          Total...............  $2,065.1     100.0%
                                                ========     =====

The major categories of net investment income are as follows:

                                             Year Ended December 31
                                              2004     2003   2002
                                             ------   ------ ------
                                                (in millions)
                                             --------------------
               Fixed maturity securities
                available-for-sale.......... $120.0   $119.0 $115.2
               Equity securities............    0.2      0.2     --
               Mortgage loans on real estate   10.7      9.7   10.8
               Policy loans.................    9.0      9.3    9.7
               Invested cash................     --       --    0.7
               Other investments............    0.8      0.6    0.1
                                             ------   ------ ------
               Investment revenue...........  140.7    138.8  136.5
               Investment expense...........    2.0      2.1    1.6
                                             ------   ------ ------
               Net investment income........ $138.7   $136.7 $134.9
                                             ======   ====== ======

The detail of the net realized gain (loss) on investments and derivative instruments is as follows:

                                                Year Ended December 31
                                                 2004   2003    2002
                                                -----  ------  ------
                                                    (in millions)
                                                ---------------------
          Fixed maturity securities
           available-for-sale
            Gross gain......................... $ 3.0  $ 24.3  $  4.1
            Gross loss.........................  (5.6)  (12.2)  (21.6)
          Other investments....................   0.1     0.5    (0.4)
          Associated restoration (amortization)
           of deferred acquisition costs and
           provision for policyholder
           commitments.........................  (1.8)   (5.0)    6.7
          Investment expenses..................  (0.3)   (0.3)   (0.3)
                                                -----  ------  ------
          Total realized gain (loss) on
           investments.........................  (4.6)    7.3   (11.5)
          Gain (loss) on derivative instruments
           net of associated (amortization)
           restoration of deferred acquisition
           costs...............................    --    (0.2)    0.2
                                                -----  ------  ------
          Total realized gain (loss) on
           investments and derivative
           instruments......................... $(4.6) $  7.1  $(11.3)
                                                =====  ======  ======

Write-downs for other than temporary declines in fair value of fixed maturity securities and net changes in allowances for loss on mortgage loans, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                              Year Ended December 31
                                               2004    2003   2002
                                               -----   ----   -----
                                                (in millions)
                                              ----------------------
                Fixed maturity securities
                 available-for-sale.......... $ 4.5    $7.8   $11.2
                Mortgage loans on real estate  (0.1)    0.2     0.1
                                               -----    ----  -----
                Total........................ $ 4.4    $8.0   $11.3
                                               =====    ====  =====

Lincoln Life & Annuity Company of New York

The change in net unrealized gains (losses) on investments in fixed maturity securities available-for-sale is as follows:

                                            Year Ended December 31
                                             2004    2003   2002
                                             -----   ----   -----
                                              (in millions)
                                            ----------------------
                  Fixed maturity securities $(4.6)   $8.2   $87.0
                  Equity securities........   0.2     0.1      --
                                             -----    ----  -----
                  Total.................... $(4.4)   $8.3   $87.0
                                             =====    ====  =====

For total traded and private securities held by the Company at December 31, 2004 and 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                        %               %
                                          %    Amor-  Amor-  Unreal- Unreal-
                                 Fair   Fair   tized  tized   ized    ized
                                 Value  Value  Cost   Cost    Loss    Loss
                                 ------ -----  ------ -----  ------- -------
                                                (in millions)
                                 ------------------------------------------
      2004
   (less or =)90 days........... $131.0  43.0% $132.0  42.4% $ (1.0)   15.4%
   90 days but
    (less or =)180 days.........   21.7   7.1%   22.1   7.1%   (0.4)    6.2%
   180 days but
    (less or =)270 days.........   49.2  16.2%   50.2  16.1%   (1.0)   15.4%
   270 days but
    (less or =)1 year...........   25.1   8.2%   25.7   8.3%   (0.6)    9.2%
   1 year or
    greater.....................   77.6  25.5%   81.1  26.1%   (3.5)   53.8%
                                 ------ -----  ------ -----  ------   -----
     Total...................... $304.6 100.0% $311.1 100.0% $ (6.5)  100.0%
                                 ====== =====  ====== =====  ======   =====
      2003
   (less or =)90 days........... $121.6  44.9% $122.9  43.8% $ (1.3)   12.6%
   90 days but (less or =)180
    days........................   72.5  26.8%   74.6  26.5%   (2.1)   20.4%
   180 days but
    (less or =)270 days.........   25.6   9.5%   26.9   9.6%   (1.3)   12.6%
   270 days but
    (less or =)1 year...........    2.5   0.9%    2.7   1.0%   (0.2)    2.0%
   1 year or
    greater.....................   48.4  17.9%   53.8  19.1%   (5.4)   52.4%
                                 ------ -----  ------ -----  ------   -----
     Total...................... $270.6 100.0% $280.9 100.0% $(10.3)  100.0%
                                 ====== =====  ====== =====  ======   =====

The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by the Company in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline,
2) the Company's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 9--Fair Value of Financial Instruments to the Financial Statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                       December 31
                                                       2004   2003
                                                      -----  -----
                                                      (in millions)
                                                      ------------
             Impaired loans with allowance for losses $ 1.0  $ 2.7
             Allowance for losses....................  (0.3)  (0.4)
                                                      -----  -----
             Net impaired loans...................... $ 0.7  $ 2.3
                                                      =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                            Year Ended December 31
                                             2004     2003   2002
                                            -----    -----  -----
                                               (in millions)
                                            -------------------
               Balance at beginning-of-year $ 0.4    $ 0.2  $ 0.1
               Provisions for losses.......    --      0.3    0.2
               Releases due to principal
                paydowns...................  (0.1)    (0.1)  (0.1)
                                            -----    -----  -----
               Balance at end-of-year...... $ 0.3    $ 0.4  $ 0.2
                                            =====    =====  =====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                Year Ended December 31
                                                2004    2003    2002
                                                ----    ----    ----
                                                (in millions)
                                                ----------------------
                 Average recorded investment in
                  impaired loans............... $1.3    $2.1    $2.1
                 Interest income recognized on
                  impaired loans...............  0.2     0.1     0.3

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2004 and 2003, the Company had no mortgage loans on non-accrual status and no mortgage loans past due 90 days on which interest was still being accrued.

Lincoln Life & Annuity Company of New York

The Company had restructured mortgage loans of $1.5 million at both December 31, 2004 and 2003. The Company recorded $0.1 million of interest income on these restructured mortgage loans in both 2004 and 2003. Interest income in the amount of $0.1 million would have been recorded in both 2004 and 2003 on these mortgage loans according to their original terms. As of December 31, 2004 and 2003, the Company had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2004 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $7.9 million. As of December 31, 2004 the Company had no standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $7.4 million and $6.6 million at December 31, 2004 and 2003, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                        Year Ended December 31
                                        2004     2003   2002
                                         -----  -----   -----
                                          (in millions)
                                        ----------------------
                      Current.......... $13.5   $(2.2)  $  --
                      Deferred.........   1.8    16.5    10.3
                                         -----  -----   -----
                      Total tax expense $15.3   $14.3   $10.3
                                         =====  =====   =====

The effective tax rate on pre-tax income from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                             Year Ended December 31
                                              2004     2003   2002
                                             -----    -----  -----
                                                (in millions)
                                             -------------------
               Tax rate times pre-tax income
                from continuing operations.. $15.8    $15.3  $10.6
               Effect of:
                 Tax-preferred investment
                  income....................  (0.4)      --   (0.2)
                 Other items................  (0.1)    (1.0)  (0.1)
                                             -----    -----  -----
               Provision for income taxes... $15.3    $14.3  $10.3
                                             =====    =====  =====
               Effective tax rate...........    34%      33%    34%

The Federal income tax liability is as follows:

                                                    December 31
                                                    2004   2003
                                                    -----  -----
                                                    (in millions)
                                                    -------------
                 Current........................... $ 9.2  $ 5.6
                 Deferred..........................  36.7   36.5
                                                    -----  -----
                 Total Federal income tax liability $45.9  $42.1
                                                    =====  =====

Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                     2004   2003
                                                    ------ ------
                                                    (in millions)
                                                    -------------
              Deferred tax assets:
                Insurance and investment contract
                 liabilities....................... $ 62.4 $ 55.0
                Net capital loss carryforwards.....     --    4.5
                Investment related.................    1.6    2.7
                Ceding commission asset............    2.8    3.3
                Compensation related...............    0.5    0.5
                Other..............................     --    0.1
                                                    ------ ------
              Total deferred tax assets               67.3   66.1
                                                    ------ ------
              Deferred tax liabilities:
                Deferred acquisition costs.........   19.2    7.8
                Net unrealized gain on securities
                 available-for-sale................   37.4   38.9
                Present value of business in-force.   45.7   50.5
                Other..............................    1.7    5.4
                                                    ------ ------
              Total deferred tax liabilities.......  104.0  102.6
                                                    ------ ------
              Net deferred tax liability........... $ 36.7 $ 36.5
                                                    ====== ======

In 2002, the Company was able to file as part of a consolidated Federal income tax filing with its common parent, LNC. Prior to 2002, tax laws required the Company to file its tax return on a stand alone basis. Net cash paid to LNC for Federal income taxes in 2004 was $9.7 million. Net cash received for Federal income taxes in 2003 was $5.8 million due to the carry forward of pre-consolidation tax losses and carry back of 2002 tax losses. In 2002, the Company received a $1.3 million refund from the Internal Revenue Service ("IRS") for its 2001 tax return.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2004 and 2003, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2004 and 2003.

The LNC consolidated return group is subject to annual tax examinations from the IRS. The audits from tax years through 1995 have been completed and these years are closed. The IRS has examined tax years 1996, 1997 and 1998, with assessments resulting in a payment that was not material to the consolidated results of operations. LNC believes a portion of the assessment is inconsistent with existing law, and is protesting it through the established IRS appeals process. LNC and its affiliates are currently under audit by the IRS for years 1999-2002. The Company does not anticipate that any adjustments that might result from such audits would be material to the Company's results of operations or financial condition.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data

Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", are as follows:

                                           Year Ended December 31
                                            2004    2003    2002
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
              Insurance assumed........... $   --  $   --  $   --
              Insurance ceded.............  (38.2)  (32.2)  (28.0)
                                           ------  ------  ------
              Net reinsurance premiums and
               fees....................... $(38.2) $(32.2) $(28.0)
                                           ======  ======  ======

The income statement caption, "Benefits," is net of reinsurance recoveries of $57.4 million; $25.0 million and $21.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

A reconciliation of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                     Year Ended December 31
                                                      2004        2003
                                                       ------      -----
                                                     (in millions)
                                                     ---------------------
            Balance at beginning-of-year............ $ 55.7      $42.9
            Deferral................................   40.9       34.4
            Amortization............................  (14.7)      (9.6)
            Adjustment related to realized losses
             on securities available-for-sale.......   (1.9)      (4.5)
            Adjustment related to unrealized
             (gains) losses on securities available-
             for-sale...............................    1.9       (7.5)
            Cumulative effect of accounting
             change.................................    0.1         --
                                                       ------      -----
            Balance at end-of-year.................. $ 82.0      $55.7
                                                       ======      =====

Realized losses on investments and derivative instruments on the Statements of Income for the years ended December 31, 2004, 2003 and 2002 are net of amounts restored (amortized) against deferred acquisition costs of $(1.9) million, $(4.5) million and $6.3 million, respectively. In addition, realized gains and losses are net of adjustments made to policyholder reserves, which were not material for the year ended December 31, 2004, and were $(0.5) million and $0.4 million in 2003 and 2002, respectively. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                              Year Ended December 31
                                               2004    2003    2002
                                              ------  ------  ------
                                                   (in millions)
                                              ----------------------
          Commissions........................ $ 23.0  $ 21.4  $ 18.4
          Other volume related expenses......   24.0    20.9     6.9
          Operating and administrative
           expenses..........................   13.2    22.1    29.2
          Deferred acquisition costs net of
           amortization......................  (26.2)  (24.8)  (23.1)
          Restructuring charges..............    0.4     0.5      --
          Other intangibles amortization, net
           of unlocking......................   13.6    12.0    13.0
          Taxes, licenses and fees...........    4.1     5.5     3.8
                                              ------  ------  ------
          Total.............................. $ 52.1  $ 57.6  $ 48.2
                                              ======  ======  ======

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2004   2003
                                           ------ ------
                                           (in millions)
                                           -------------
                        Life Insurance.... $ 92.8 $ 92.8
                        Lincoln Retirement   16.7   16.7
                                           ------ ------
                            Total......... $109.5 $109.5
                                           ====== ======

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                          As of             As of
                                     December 31, 2004 December 31, 2003
                                     ----------------  ----------------
                                               Accumu-           Accumu-
                                      Gross     lated   Gross     lated
                                     Carrying  Amorti- Carrying  Amorti-
                                      Amount   zation   Amount   zation
                                     --------  ------- --------  -------
                                               (in millions)
                                     ---------------------------------
         Amortized Intangible
          Assets:
           Present value of in-force
             Lincoln Retirement.....  $ 48.1    $20.9   $ 48.1    $17.8
             Life Insurance.........   167.3     63.8    167.3     53.3
                                      ------    -----   ------    -----
         Total......................  $215.4    $84.7   $215.4    $71.1
                                      ======    =====   ======    =====

Lincoln Life & Annuity Company of New York

Future estimated amortization of present value of in-force is as follows (in millions):

                     2005-$11.8 2006-$ 9.3      2007-$11.9
                     2008- 12.0 2009- 12.2 Thereafter-73.5

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                  December 31
                                             2004    2003    2002
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Balance at beginning of year... $144.3  $156.3  $169.3
            Interest accrued on unamortized
             balance (Interest rates range
             from 5% to 7%)................    4.4     5.4     5.9
            Amortization...................  (18.0)  (17.4)  (18.9)
                                            ------  ------  ------
                Balance at end-of-year      $130.7  $144.3  $156.3
                                            ======  ======  ======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                      December 31
                                                     2004     2003
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Premium deposit funds.................. $1,018.7 $  988.6
           Undistributed earnings on participating
            business..............................     10.0     10.8
           Other..................................     46.1     43.2
                                                   -------- --------
               Total.............................. $1,074.8 $1,042.6
                                                   ======== ========

The balance sheet caption "Property and Equipment," includes an allowance for depreciation of $0.1 million and $0.3 million at December 31, 2004 and 2003, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
6. Insurance Benefit Reserves


The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts that include various types of GMDB features and a GMWB feature. The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any partial withdrawals following the contract anniversary.

The following table provides information on the GMDB features outstanding at December 31, 2004 and 2003. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) The net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

                                                   December 31
                                                  2004       2003
                                                  ------     ------
                                                 In the Event of Death
                                                 --------------------
                                                  (in millions)
                                                 --------------------
                Return of net deposit
                  Account value................. $809.0     $659.7
                  Net amount at risk............    0.8        1.9
                  Average attained age of
                   contractholders..............     48         47
                Return of net deposits plus a
                 minimum return
                  Account value................. $  0.2     $  0.3
                  Net amount at risk............    0.1        0.1
                  Average attained age of
                   contractholders..............     74         73
                  Guaranteed minimum return.....      5%         5%
                Highest specified anniversary
                 account value minus withdrawals
                 post anniversary
                  Account value................. $453.9     $307.7
                  Net amount at risk............    5.0        8.3
                  Average attained age of
                   contractholders..............     63         62

Approximately $154.0 million and $17.1 million of separate account values at December 31, 2004 and 2003, respectively, were attributable to variable annuities with a GMWB feature. This GMWB feature offers the contractholder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contractholder to step up the guarantee. GMWB features are considered to be derivatives under FAS 133 resulting in the guarantees being recognized at fair value, with changes in fair value being reported in net income.

Separate account balances attributable to variable annuity contracts with guarantees are as follows:

                                                        December 31
                                                       2004    2003
                                                      ------  ------
                                                       (in millions)
                                                      --------------
           Asset Type
             Domestic equity......................... $332.1  $164.4
             International equity....................   44.4    17.6
             Bonds...................................   91.4    52.2
                                                      ------  ------
               Total.................................  467.9   234.2
             Money market............................   62.6    36.8
                                                      ------  ------
               Total................................. $530.5  $271.0
                                                      ======  ======
           Percent of total variable annuity separate
            account values...........................   51.7%   41.3%
                                                      ======  ======

The following summarizes the liabilities for GMDB guarantees on variable contracts reflected in the general account:

                                                            GMDB
                                                         2004   2003
                                                        -----  -----
                                                        (in millions)
                                                        ------------
          Balance at January 1......................... $ 0.3  $ 0.6
            Cumulative effect of implementation of SOP
             03-1......................................  (0.3)    --
            Changes in reserves........................   0.3   (0.1)
            Benefits paid..............................  (0.2)  (0.2)
                                                        -----  -----
          Balance at December 31....................... $ 0.1  $ 0.3
                                                        =====  =====

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
7. Benefit Plans


Pension and Other Post-retirement Benefit Plans

LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $0.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. The plan is funded by contributions to a tax-exempt trust. The Company's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employee's post-retirement plan was changed such that employees and agents not attaining age 50 by that date are not eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of less than $0.1 million pre tax. Life insurance benefits for retirees are noncontributory for employees that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire.

The Company uses a December 31 measurement date for its pension and post-retirement plans.

Plan Cash Flows.

The Company does not expect to contribute to LNC's defined benefit pension plans in 2005. In addition, the Company's funding requirements for its unfunded not-qualified defined benefit pension plan and post-retirement benefit plan in 2005 thru 2014 are not expected to be material.

401(k) and Profit Sharing Plans.
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company). The Company's contribution to the 401(k) plans is equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. The Company's expense for the 401 (k) plan amounted to $0.2 million in 2004, 2003 and 2002.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees including those of the Company who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, the Company agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0.1 million in 2004, 2003 and 2002.

The Company's total liabilities associated with these plans were $0.5 million and $0.6 million at December 31, 2004 and 2003, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. The Company awarded 1,650 and 2,795 performance share units in 2004 and 2003, respectively, that could result in the issuance of LNC shares. As of December 31, 2004, all awarded

Lincoln Life & Annuity Company of New York performance share units were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of each three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for the Company's incentive plans involving performance vesting was less than $0.1 million for 2004 and 2003. All expense calculations for performance shares that were granted in 2004 and 2003 have been based upon the fair value at date of grant and an estimate of performance achievement over the three-year performance measurement periods. The estimated cost for each award cycle is expensed over the performance period. As the three-year performance periods progress, LNC refines its estimate of the expense associated with these awards so that by the end of the three-year performance period, LNC's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNC adopted the fair value recognition method of accounting for its stock option incentive plans under FAS 123, which is considered the preferable accounting method for stock based compensation. Previously, LNC accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. For more information, see
Note 2 in the Notes to Financial Statements.

The compensation expense resulting from incentive plans involving stock options granted to the Company employees was not material.



--------------------------------------------------------------------------------
8. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions

Net income as determined in accordance with statutory accounting practices for the Company was $20.8 million, $16.9 million and $16.6 million for 2004, 2003 and 2002, respectively.

Shareholder's equity as determined in accordance with statutory accounting practices for the Company was $266.8 million and $251.0 million for December 31, 2004 and 2003, respectively.

The Company acquired a block of individual life insurance and annuity business from CIGNA Corporation in January 1998 and a block of individual life insurance from Aetna, Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Dividends cannot be declared by State of New York life insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2004, 2003 or 2002.

Marketing and Compliance Issues

There continues to be a significant amount of federal and state regulatory activity in the industry relating to numerous issues including, but not limited to, market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. Like others in the industry, the Company has received inquiries including requests for information and/or subpoenas from various authorities including the SEC, NASD, and the New York Attorney General. The Company is in the process of responding to these inquiries and continues to cooperate fully with such authorities.

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes; however it is management's opinion that future developments will not materially affect the financial position of the Company.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2004, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have been reinsured on a Modco basis with other companies to limit the

Lincoln Life & Annuity Company of New York company's exposure to interest rate risks. At December 31, 2004, the reserves associated with these reinsurance arrangements totaled $15.2 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying Financial Statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

As a result of indemnity reinsurance transactions entered into by the Company to purchase business from Aetna, Inc. and CIGNA Corporation insurance companies, the Company assumes insurance from these companies. Other amounts of insurance are assumed as a result of smaller purchases made by the Company.

Vulnerability from Concentrations

At December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2004, 25.7% of such mortgages, or $43.5 million, involved properties located in California, Illinois and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $3.9 million. Also at December 31, 2004, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the State of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the State of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2004 and 2003, the Company's derivative instruments consisted principally of the reinsurance related embedded derivative attributable to Modco and CFW arrangements. See Notes 1 and 3 for additional information.

--------------------------------------------------------------------------------
9. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale.

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.
Mortgage Loans on Real Estate.

The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.

The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Lincoln Life & Annuity Company of New York

Derivative Instruments.

Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash.

The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.

The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments.

Fair values for commitments to make investments in fixed maturity securities (primarily private placements) and mortgage loans on real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                               Carrying Value Fair Value Carrying Value Fair Value
                                                               -------------- ---------- -------------- ----------
                                                                                   December 31
                                                               --------------------------------------------------
                                                                    2004         2004         2003         2003
                                                               -------------- ---------- -------------- ----------
                                                                                  (in millions)
                                                               --------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................    $2,065.1    $ 2,065.1     $2,020.0     $2,020.0
  Equity securities...........................................         2.8          2.8          2.6          2.6
  Mortgage loans on real estate...............................       168.8        179.2        145.8        155.8
  Policy loans................................................       158.0        167.9        161.6        174.5
  Other investments...........................................         2.0          2.0          0.3          0.3
  Cash and invested cash......................................        49.8         49.8         36.4         36.4
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.      (990.2)    (1,008.0)      (954.4)      (978.8)
  Remaining guaranteed interest and similar contracts.........        (0.2)        (0.2)        (0.2)        (0.2)
Investment commitments........................................          --          0.1           --         (0.1)
Derivative instruments*.......................................         0.3          0.3         (0.3)        (0.3)

--------
*Total derivative instruments for 2004 and 2003 represent reinsurance related embedded derivatives.

As of December 31, 2004 and 2003, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $27.7 million and $33.2 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Segment Information


The Company has two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through LNC's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as LNC's retail unit, Lincoln Financial Advisors ("LFA"). In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers, universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations".

Financial data by segment for 2002 through 2004 is as follows:

                                            Year Ended December 31
                                             2004    2003    2002
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Revenue:
              Lincoln Retirement........... $ 77.2  $ 74.1  $ 72.9
              Life Insurance...............  142.4   141.6   135.0
                                            ------  ------  ------
                Segment Operating
                 Revenue...................  219.6   215.7   207.9
              Other Operations.............   12.7     7.1     9.3
              Consolidating
               adjustments.................  (12.1)   (6.9)   (8.8)
              Net realized investment
               results/(1)/................   (4.6)    7.1   (11.3)
                                            ------  ------  ------
                Total......................  215.6   223.0   197.1
                                            ------  ------  ------
            Net Income:
              Lincoln Retirement...........    7.7     3.7     4.8
              Life Insurance...............   22.3    22.2    22.3
                                            ------  ------  ------
                Segment Income from
                 Operations................   30.0    25.9    27.1
              Other Operations.............    3.2    (0.7)    0.3
              Other Items/(2)/.............   (0.3)   (0.3)     --
              Net realized investment
               results/(3)/................   (3.0)    4.6    (7.3)
                                            ------  ------  ------
                Income before cumulative
                 effect of accounting
                 change....................   29.9    29.5    20.1
              Cumulative effect of
               accounting change...........    0.1    (0.2)     --
                                            ------  ------  ------
            Net Income..................... $ 30.0  $ 29.3  $ 20.1
                                            ======  ======  ======

                                             December 31
                                            2004      2003
                                          --------- --------
                                            (in millions)
                                          ------------------
                    Assets:
                      Lincoln Retirement.  $2,034.9 $1,705.3
                      Life Insurance.....   1,628.8  1,556.4
                      Other Operations...      71.8     68.0
                                          --------- --------
                    Total................ $ 3,735.5 $3,329.7
                                          ========= ========

--------
/(1)/Includes realized gains (losses) on investments of $(4.6) million, $7.3 million and $(11.5) million for 2004, 2003 and 2002, respectively; realized gains (losses) on derivative instruments of $(0.2) million and $0.2 million for 2003 and 2002, respectively.
/(2)/Includes restructuring charges.
/(3)/Includes realized gains (losses) on investments of $(3.0) million, $4.7 million and $(7.4) million for 2004, 2003 and 2002, respectively; realized gains (losses) on derivative instruments of $(0.1) million and $0.1 million for 2003 and 2002, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
11. Shareholder's Equity


All of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company are owned by LNL.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                     December 31
                                                   2004      2003
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $2,067.9  $2,022.6
           Cost of securities available-for-sale  1,961.2   1,911.4
                                                 --------  --------
           Unrealized gain......................    106.7     111.2
           Adjustments to deferred acquisition
            costs...............................    (42.4)    (44.4)
           Amounts required to satisfy
            policyholder commitments............     (4.2)     (3.6)
           Deferred income taxes................    (22.5)    (23.4)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   37.6  $   39.8
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the deferred acquisition costs asset line and included within the insurance policy and claim reserve line on the Balance Sheets, respectively.

Details underlying the change in net unrealized gain on securities available-for-sale, net of reclassification adjustment shown on the Statements of Shareholder's Equity are as follows:

                                                Year Ended December 31
                                                 2004   2003    2002
                                                -----   -----  -----
                                                   (in millions)
                                                ---------------------
             Unrealized gains on securities
              available-for-sale arising during
              the year......................... $ 0.8   $20.1  $47.7
             Less:
               Reclassification adjustment for
                gains (losses) included in net
                income/(1)/....................   2.1    19.5   (6.1)
               Federal income tax expense on
                reclassification...............   0.9     0.6   20.0
                                                -----   -----  -----
             Net change in unrealized gain
              (loss) on securities
              available-for-sale, net of
              reclassifications and Federal
              income tax expense............... $(2.2)  $  --  $33.8
                                                =====   =====  =====

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.
--------------------------------------------------------------------------------
12. Restructuring Charges

The following provides details on the Company's restructuring charges.

All restructuring charges recorded by the Company are included in underwriting, acquisition, insurance and other expenses on the Statements of Income in the years incurred.

2003 Restructuring Plan.
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization has significantly reduced operating expenses while positioning LNL for future growth. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations.
The total Life Insurance and Retirement restructuring cost to the Company was $0.4 million and $0.3 million for 2004 and

2003, respectively. Additional amounts expended that do not qualify as restructuring charges were $0.7 million for 2004.

2001 Restructuring Plan.
During the first quarter of 2001, the Company recorded a restructuring charge in its Lincoln Retirement segment of $0.7 million ($1.0 million pre-tax). The objective of this restructuring plan is to consolidate the Syracuse, New York operations of the Company into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce ongoing operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
13. Transactions with Affiliates



The Company's products are primarily distributed through affiliated organizations, LFA and LFD. Revenue is paid to these organizations based on business produced by them, and was $12.9 million, $8.0 million and $8.8 million in 2004, 2003, and 2002, respectively.

Delaware Management Holdings Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. The management of these investments is priced on an "at cost" basis. The Company paid fees paid of $2.4 million, $2.6 million and $2.0 million to DMH for investment management services in 2004, 2003 and 2002, respectively.

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This resulted in net payments of $24.8 million, $16.8 million and $13.5 million in 2004, 2003 and 2002, respectively. The Company's related accounts payable to affiliates was $22.8 million and $32.9 million as of December 31, 2004 and 2003, respectively.

The Company cedes business to one affiliated company, LNL. During the fourth quarter of 2004, the Company entered into an additional arrangement with Lincoln National Reinsurance Company Limited relating to certain risks for certain universal life policies, which resulted from recent actuarial reserving guidelines. The caption insurance premiums, in the accompanying Statements of Income has been reduced by $6.9 million, $5.6 million and $4.9 million for premiums paid on these contracts in 2004, 2003, and 2002, respectively. The captions insurance policy and claim reserves and contractholder funds have been reduced by $7.5 million and $4.9 million related to reserve credits taken on these contracts as of December 31, 2004 and 2003, respectively.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of The Lincoln Life & Annuity Company of New York ("Company") as of December 31, 2004 and 2003, and the related statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln Life & Annuity Company of New York at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 2 to the financial statements, in 2004 the Company changed its method of accounting for certain non-traditional long-duration contracts and for separate accounts. Also, as discussed in Note 2 to the financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 31, 2005

               Lincoln Life & Annuity Variable Annuity Account L

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2004

     Statement of Operations - Year ended December 31, 2004

     Statements of Changes in Net Assets - Years ended December 31, 2004 and
     2003

     Notes to Financial Statements - December 31, 2004

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:

     Balance Sheets - Years ended December 31, 2004 and 2003

     Statements of Income - Years ended December 31, 2004, 2003, and 2002

     Statements of Shareholder's Equity - Years ended December 31, 2004, 2003, and 2002

     Statements of Cash Flows - Years ended December 31, 2004, 2003, and 2002

     Notes to Financial Statements - December 31, 2004

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors of Lincoln Life & Annuity Company of New York authorizing establishment of the Variable Account incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-10805) filed on August 27, 1996.

(2) Not Applicable.

(3)(a) Principal Underwriting Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 30, 1996.

   (b) Broker-Dealer Sales Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 30, 1996.

(4)(a) Group Variable Annuity I Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.

   (b) Group Variable Annuity II Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.

   (c) Group Variable Annuity III Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.

   (d) Form of Endorsement to Group Annuity Contract and Certificate incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-10863) filed on May 1, 1998.

   (e) Form of Group Annuity Endorsement to Group Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-10805) filed on April 29, 1999.

   (f) Section 403(b) Annuity Amendment incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-10805) filed on April 16, 2002.

   (g) Section 403(b) Annuity Amendment incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-10805) filed on April 16, 2002.

   (h) Qualified Individual Retirement Annuity Rider incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-10805) filed on April 6, 2004.

(5)(a) Application for Group Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.

   (b) Participant Enrollment Form incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.

(6) Certificate of Incorporation and By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10805) filed on August 27, 1996.

(7) Not Applicable.

(8)(a) Form of Service Agreement between Delaware Management Holdings, Inc., and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

     (b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

       (i) American Century

       (ii) Baron Capital Trust

       (iii)(a) Dreyfus Variable Investment Fund and Dreyfus Life and Annuity Index Fund, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed September 30, 1996. (Fund Participation Agreement)

       (iii)(b) Dreyfus Variable Investment Fund, Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-10805) filed April 16, 2003. (Amendment)

       (iv) Fidelity Variable Insurance Products

       (v) Janus Aspen Series

       (vi) Lincoln Variable Insurance Products Trust

       (vii) Neuberger Berman Advisers Management Trust

       (viii)(a) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 30, 1996. (Fund Participation Agreement)

       (viii)(b) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 10805) filed on April 16, 2003. (Amendment)

       (ix) Alliance Variable Products Series Fund

       (x) American Funds Insurance Series

       (xi) Delaware VIP Trust

       (xii) Scudder Investments VIT Funds Trust

(9) Opinion and Consent of Counsel as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 30, 1996.

(10) Consent of Independent Registered Public Accounting Firm.

(11) Not Applicable.

(12) Not Applicable.

(13) Not Applicable.

(14) Not Applicable.

(15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-05827) filed on April 7, 2005.

(16) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York.

                                      B-2

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account L as well as the contracts. The list also shows's executive officers.


Name                                Positions and Offices with Depositor
---------------------------------   -----------------------------------------------------------------------
J. Patrick Barrett                  Director
Chairman and CEO
Carpat Investments
4605 Watergap
Manlius, NY 13104
Robert D. Bond**                    Director
Jon A. Bosica***                    Director
Donna D. DeRosa****                 Director and Assistant Secretary
Christine S. Frederick****          Second Vice President and Chief Compliance Officer
John H. Gotta****                   President, Assistant Secretary and Director
Barbara S. Kowalczyk***             Director and Chairperson of the Investment Committee
M. Leanne Lachman                   Director
President
Lachman Associates LLC
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                  Director
Senior Vice President
Syracuse University
Skytop Office Building
Skytop Road
Syracuse, NY 13244-5300
Gary W. Parker****                  Second Vice President and Director
Ron J. Ponder                       Director
Executive Vice President and CIO
WellPoint Health Networks, Inc.
120 Monument Circle
Indianapolis, IN 46204
Jill S. Ruckelshaus                 Director
1015 Evergreen Point Road
Post Office Box 76
Medina, WA 98039
Robert O. Sheppard*                 Second Vice President and General Counsel
Michael S. Smith**                  Director
Eldon J. Summers**                  Treasurer
Rise' C.M. Taylor**                 Second Vice President and Assistant Treasurer
Peter L. Witkewiz**                 Second Vice President, Chief Financial Officer and Assistant Treasurer
C. Suzanne Womack***                Secretary

   Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202 *
   Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802 **

   Principal business address is Center Square West Tower, 1500 Market Street, Suite 2900, Philadelphia, PA 19102-2112 ***

       Principal business address is 350 Church Street, Hartford, CT 06103 ****

                                      B-3

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2005 there were 32,362 contract owners under Account L.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Advisors Corporation currently serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors


Name                         Positions and Offices with Underwriter
--------------------------   --------------------------------------------------
Robert W. Dineen*            Chief Executive Officer, President and Director
Casey Trumble*               Senior Vice President and Chief Financial Officer
Sanford B. Axelroth*         Senior Vice President and Director
Susan J. Scanlon**           Vice President and Chief Compliance Officer
Frederick J. Crawford***     Vice President and Treasurer
Patricia A. Daly*            Vice President and General Counsel
Marilyn K. Ondecker****      Secretary
Lucy D. Gase****             Vice President, Assistant Secretary and Director

   Principal Business address is 2005 Market Street, 34th Floor, Philadelphia, PA 19103 *
   Principal Business address is 350 Church Street, Hartford, CT 06103 **

   Principal Business address is 1500 Market Street, Suite 3900, Philadelphia, PA 19102 ***

   Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
                                                                           ****

   (c) N/A

                                      B-4

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (Lincoln Life), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Delaware Management Holdings, Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
    (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 12th day of April, 2005.


      Lincoln Life & Annuity Variable Annuity Account L (Registrant)
      Group Variable Annuity I, II & III
      By:   /s/Rise' C. M. Taylor
            ------------------------------------
            Rise' C.M. Taylor
            Second Vice President, Lincoln Life & Annuity Company of
            New York
                                        (Title)
      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      (Depositor)
      By:   /s/Peter L. Witkewiz
            ------------------------------------
            Peter L. Witkewiz
            (Signature-Officer of Depositor)
            Second Vice President, Lincoln Life & Annuity Company of
            New York
                                        (Title)

                                      B-5

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 12, 2005.


Signature                        Title
*                                President and Director
------------------------------
                                 (Principal Executive Officer)
John A. Gotta
/s/ Peter L. Witkewiz            Second Vice President and Chief Financial Officer
 ---------------------------     (Principal Financial Officer and Principal Accounting
  Peter L. Witkewiz              Officer)
*                                Director
------------------------------
J. Patrick Barrett
*                                Director
------------------------------
Robert D. Bond
*                                Director
------------------------------
Jon A. Boscia
*                                Director
------------------------------
Donna D. DeRosa
*                                Director
------------------------------
Barbara S. Kowalczyk
*                                Director
------------------------------
M. Leanne Lachman
*                                Director
------------------------------
Louis G. Marcoccia
*                                Director
------------------------------
Gary W. Parker
*                                Director
------------------------------
Ron J. Ponder
*                                Director
------------------------------
Jill S. Ruckelshaus
*                                Director
------------------------------
Michael S. Smith
*By:/s/ Rise' C. M. Taylor       Pursuant to a Power of Attorney
 ---------------------------
  Rise' C. M. Taylor


                                      B-6